UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 FIFTH AVENUE
NEW YORK, NY 10018
(Address of principal executive offices) (Zip code)

CITI FUND SERVICES
4400 EASTON COMMONS, SUITE 200
COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

HSBC Funds

Semi-Annual Report
April 30, 2021

MONEY MARKET						Intermediary	Intermediary
FUNDS	Class A	Class C	Class D	Class E	Class I	Class	Service Class	Class Y
HSBC U.S. Government	FTRXX	HUMXX	HGDXX	HGEXX	HGIXX	HGGXX	HGFXX	RGYXX
Money Market Fund
HSBC U.S. Treasury	HWAXX	HUCXX	HTDXX	HTEXX	HBIXX	HTGXX	HTFXX	HTYXX
Money Market Fund

Table of Contents
HSBC Family of Funds
Semi-Annual Report - April 30, 2021

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	6

Schedules of Portfolio Investments

HSBC U.S. Government Money Market Fund	7
HSBC U.S. Treasury Money Market Fund	12
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	20
Investment Adviser Contract Approval	30
Table of Shareholder Expenses	33
Other Information	35

Glossary of Terms

Basis points (BPS) refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001, and is used to denote the percentage change in a financial instrument.

Bloomberg Barclays Global Aggregate Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. A bond’s duration is easily confused with its term or time to maturity because they are both measured in years. However, a bond’s term is a linear measure of the years until repayment of principal is due; it does not change with the interest rate environment. Duration, on the other hand is non-linear and accelerates as time to maturity lessens.

ICE BofA U.S. High Yield Constrained Index is an index that contains all of the securities in the ICE BofA U.S. High Yield Index, but caps issuer exposure at 2%. The ICE BofA U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

London Interbank Offered Rate (“LIBOR”) is an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market. The LIBOR is fixed on a daily basis by the British Bankers’ Association. The LIBOR is derived from a filtered average of the world’s most creditworthy banks’ interbank deposit rates for larger loans with maturities between overnight and one full year.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed markets countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Secured Overnight Financing Rate (SOFR) is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities. The SOFR includes all trades in the Broad General Collateral Rate plus bilateral Treasury repurchase agreement (repo) transactions cleared through the Delivery-versus-Payment (DVP) service offered by the Fixed Income Clearing Corporation (FICC), which is filtered to remove a portion of transactions considered specials.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2	HSBC FAMILY OF FUNDS

Commentary From the Investment Manager (Unaudited)
HSBC Global Asset Management (USA) Inc.

Global Economic Review

The global economy entered the restoration phase of the economic cycle during the six-month period ending April 30, 2021. This phase was marked by more moderate growth relative to the economic growth experienced earlier in 2020. Economic recovery during the period was uneven across major economies, however, due in large part to regional differences in the rollout of COVID-19 vaccines, the resurgence of the virus in some areas of the world, and national approaches to monetary policy.

In the final months of 2020, positive news around vaccines and progress on U.S. fiscal stimulus helped drive optimism about the global economy. China in particular, and industrialized Asia in general, generally outperformed in terms of economic growth in late 2020. China’s economy benefited from strong growth in its services sector and expectations for more stable trade relations with the U.S. The progress of China’s economic recovery by the end the year drove expectations that the People’s Bank of China would develop a more hawkish tone, with more of a focus on liquidity and targeted stimulus.

Meanwhile, the U.S. economy made gains in late 2020 amid positive data around personal spending, capital goods shipments and home sales, even as weakness persisted around job growth and personal income. The prospects of continued economic growth carried into 2021 with support from rising consumer spending and strength in the housing market. The Biden administration’s multi-trillion-dollar infrastructure and social welfare spending plans further boosted optimism for continued strength in the economic recovery. U.S. GDP grew at an annualized rate of 4.3% in the fourth quarter of 2020, followed by a gain of 6.4% in the first quarter of 2021. The U.S. unemployment rate fell from 6.7% in November 2020 down to 6.1% in April 2021—the latter represented a slight increase from a recent low of 6.0% in March 2021.

In Europe and the U.K., national lockdowns in late 2020 triggered by a resurgence of COVID-19 weighed on economic growth. Uncertainty around ongoing Brexit negotiations generated additional economic headwinds in the region, although the December announcement of an agreement between the U.K. and the European Union on a post-Brexit strategy helped ease those concerns. While the U.K. economy did relatively well as the period under review continued, economic growth in the eurozone remained structurally weak throughout the opening months of 2021 as the region continued to deal with COVID-19-related lockdowns.

For its part, Japan struggled to roll out its supply of COVID-19 vaccines, which was viewed as key to unleashing growth in its domestic spending. Constraints on the Bank of Japan’s policy options continued to fuel uncertainty over the nation’s ability to generate economic growth.

Emerging markets economies largely lagged during the end of 2020 amid tightening COVID-19 restrictions in Russia, low oil prices, and weak tourism in the Middle East and North Africa. As the new year began, emerging markets economies continued to face economic headwinds in the form of slow COVID-19 vaccine rollouts and resurging virus cases. In particular, India’s economic recovery was derailed in April when a second wave of infections led to further lockdowns and a health care crisis in the nation.

Continued robust policy support by most central banks, with the notable exception of the People’s Bank of China, helped drive optimism for future economic growth. In the U.S., the Federal Reserve signaled its intentions to keep short-term interest rates low, even as concerns about rising inflation helped drive long-term interest rates higher, leading to a steeper yield curve. The prospects of higher inflation increased throughout the six-month period and the annual inflation rate increased to 2.6% in March 2021 and then again to 4.2% in April, which is up from 1.2% in November 2020.

Market review

Global equity markets posted strong gains for the six-month period despite volatility in January 2021 amid concerns over resurging COVID-19 cases and the spread of new variants. In the U.S., small- and mid-cap stocks generally outperformed their large-cap counterparts for the period, particularly in the opening months of 2021. The Russell 2000® Index1 of small-cap stocks returned 48.06% for the six months under review, compared to a 30.03% return for the Russell 1000® Index1 of large-cap stocks. Value stocks outperformed growth-oriented companies at the start of 2021. Investors grew concerned about the potential impacts of rising inflation on growth stocks’ earnings projections.

International equities posted strong absolute returns but trailed the performance of U.S. stocks. The MSCI EAFE Index1 of developed-market international stocks rose 28.84% (NR), while the MSCI Emerging Markets Index1 returned 22.95% (NR).

Global fixed income markets struggled due to inflation concerns in the U.S. and the high level of new debt issued by European governments. U.S. Treasuries remained attractive throughout the period relative to European government bond valuations. Spreads on corporate bonds tightened across most developed markets, and through the first four months of 2021, with all but the high-yield indexes posting negative returns. The Bloomberg Barclays U.S. Aggregate Bond Index1, which tracks investment-grade bonds in the U.S. market, returned -1.52% for the six-month period under review. By comparison, the ICE BofA Merrill Lynch U.S. High Yield Index1, which tracks high-yield bonds in the U.S. market, returned 8.12% over the same time period. The Bloomberg Barclay’s Global Aggregate Bond Index1, which tracks the broader global investment-grade fixed income market, generally outperformed the comparable U.S. market, with a -0.17% return for the six-month period.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS	3

Portfolio Reviews (Unaudited)

HSBC U.S. Government Money Market Fund
(Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares,
Intermediary Class, Intermediary Service Class and Class Y Shares)
by John Chiodi
Senior Portfolio Manager
Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Treasury Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. government money market securities remained historically low throughout the six-month period ended April 30, 2021. The Federal Reserve (“Fed”) held interest rates steady during the period, and continued its regular purchases of Treasury securities and agency mortgage-backed securities in support of the ongoing economic recovery from the COVID-19 crisis.

Early in the period, the Fund sought to extend its duration‡ while making tactical movements between repurchase agreements and agency debt to take advantage of opportunities for yield in a low-rate environment. †

In anticipation of Congress passing economic stimulus legislation, the government built balances in the Treasury General Account to nearly $1.6 trillion in 2020. In February 2021, the Treasury department announced it would draw down balances in that account by roughly half, placing further pressure on short-term interest rates as the liquidity supply in the money market and short-term debt markets outstripped demand.

From mid-January through the end of the period, the Fund’s inflows and outflows also became more volatile. The Fund responded to this combination of events by allowing its duration‡ to drift downward, as it was no longer attractive to lock in longer-term yields. This positioning also provided the Fund some flexibility should the Fed make future adjustments that would make longer-term investments more attractive again. †

†	Portfolio composition is subject to change.
‡	For additional information, please refer to the Glossary of Terms.

			Average Annual				Yield (%)[2]	Expense
Fund Performance			Total Return (%)					Ratio (%)[3]
	Inception	Six				Since	7-Day
As of April 30, 2021	Date	Months*	1 Year	5 Year	10 Year	Inception	Average	Gross	Net
Class A	5/3/90	0.01	0.01	0.67	0.34	2.33	0.01	0.65	0.65
Class C4	11/20/06	—	—	—	—	1.39	—	1.25	1.25
Class D	4/1/99	0.01	0.01	0.77	0.39	1.48	0.01	0.50	0.50
Class E5	7/12/16	—	—	—	—	0.34	—	0.25	0.25
Class I6	12/24/03	0.01	0.06	1.06	0.54	1.04	0.03	0.15	0.14
Intermediary Class	7/12/16	0.01	0.04	—	—	1.06	0.03	0.30	0.18
Intermediary Service Class	7/12/16	0.01	0.03	—	—	1.04	0.03	0.35	0.20
Class Y	7/1/96	0.00	0.01	0.96	0.49	2.01	0.01	0.25	0.25

Past performance does not guarantee future results.The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2022 for the Class E Shares, Class I Shares, Intermediary Class Shares and Intermediary Service Class Shares and HSBC Global Asset Management (USA) Inc., the Adviser, working in conjunction with the Fund’s other service providers, has voluntarily agreed to waive or limit net operating expenses in excess of the Fund’s daily yield. The Adviser may terminate these temporary waivers and expense limitation efforts at any time and shareholders should not expect these temporary waiver and expense limitation efforts to continue indefinitely.

*	Aggregate Total Return.
1	The “Aaa-mf ” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects voluntary fee waivers/expense reimbursements. Without the voluntary fee waivers/expense reimbursements, the yields would have been -0.56%, -0.41%, -0.06%, -0.21%, -0.26% and -0.16% for Class A Shares, Class D Shares, Class I Shares, Intermediary Class, Intermediary Service Class, and Class Y Shares, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2021. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Class Shares, and Intermediary Service Class Shares, respectively. The expense limitation shall be in effect until March 1, 2022. Additional information pertaining to the April 30, 2021 expense ratios can be found in the financial highlights.
4	Reflects the applicable contingent deferred sales charge, maximum of 1.00%, for returns presented. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 346, 362 and 351 days during the years ended October 31, 2006, 2009 and 2010, respectively. The Class was not operational during the entire six-months ended April 30, 2021 and the entire fiscal years ended October 31, 2007, 2008, and 2011 through 2020. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
5	Class E Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 112 and 283 days during the years ended October 31, 2016 and 2017, respectively. The Class was not operational during the entire six-months ended April 30, 2021 and the entire fiscal years ended October 31, 2018 through 2020. No return is presented for the one-year period with non-continuous operations.
6	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 10, 89,136 and 357 days during the years ended October 31, 2004, 2005, 2006 and 2007, respectively. The Class was operational during the entire six-months ended April 30, 2021 and the entire fiscal years ended October 31, 2008 through 2020.

4	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)

HSBC U.S. Treasury Money Market Fund
(Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares, Intermediary Class,
Intermediary Service Class and Class Y Shares)
by John Chiodi
Senior Portfolio Manager
Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Treasury Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. government money market securities remained historically low throughout the six-month period ended April 30, 2021. The Federal Reserve held interest rates steady during the period and continued its regular purchases of Treasury securities and agency mortgage-backed securities in support of the ongoing economic recovery from the COVID-19 crisis.

The Fund began the period seeking to extend its weighted average maturity to capture what yield remained available in a low-rate environment.

In anticipation of Congress passing economic stimulus legislation, the government built balances in the Treasury General Account to nearly $1.6 trillion in 2020. In February 2021, the Treasury department announced it would draw down balances in that account by roughly half, placing further pressure on short-term interest rates as the liquidity supply in the money market and short-term debt markets outstripped demand.

The Fund experienced outflows as investors responded to this drawdown. These outflows somewhat offset the negative effects of the continued low-yield environment, as they gave the Fund an opportunity to allow its holdings to roll off after reaching maturity. As a result, the Fund operated near its maximum duration‡ throughout the period.†

†	Portfolio composition is subject to change.
‡	For additional information, please refer to the Glossary of Terms.

				Average Annual			Yield (%)[2]	Expense
Fund Performance				Total Returns (%)				Ratio (%)[3]
	Inception	Six				Since	7-Day
As of April 30, 2021	Date	Months*	1 Year	5 Year	10 Year	Inception	Average	Gross	Net
Class A4	5/24/01	—	—	—	—	1.08	—	0.66	0.66
Class C5	12/24/03	—	—	—	—	0.04	—	1.26	1.26
Class D	5/14/01	0.01	0.02	0.74	0.37	0.95	0.02	0.51	0.51
Class E6	7/12/16	—	—	—	—	0.37	—	0.26	0.25
Class I7	12/30/03	0.01	0.04	1.01	0.51	1.11	0.02	0.16	0.14
Intermediary Class	7/12/16	0.01	0.04	—	—	1.00	0.02	0.31	0.18
Intermediary Service Class	7/12/16	0.01	0.03	—	—	1.02	0.02	0.36	0.20
Class Y	5/11/01	0.01	0.02	0.92	0.46	1.09	0.02	0.26	0.26

Past performance does not guarantee future results.The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2022 for the Class E Shares, Class I Shares, Intermediary Class Shares and Intermediary Service Class Shares and HSBC Global Asset Management (USA) Inc., the Adviser, working in conjunction with the Fund’s other service providers, has voluntarily agreed to waive or limit net operating expenses in excess of the Fund’s daily yield. The Adviser may terminate these temporary waivers and expense limitation efforts at any time and shareholders should not expect these temporary waiver and expense limitation efforts to continue indefinitely.

*	Aggregate total return.
1	The “Aaa-mf and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2

The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. Without the voluntary fee waivers/expense reimbursements, the yields would have been -0.46%, -0.11%, -0.26%, -0.31%, and -0.21% for the Class D Shares, Class I Shares, Intermediary Class, Intermediary Service Class, and Class Y Shares, respectively.

3

Reflects the expense ratio as reported in the prospectus dated February 28, 2021. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Class Shares, and Intermediary Service Class Shares, respectively. The expense limitation shall be in effect until March 1, 2022. Additional information pertaining to the April 30, 2021 expense ratios can be found in the financial highlights.

4	Class A Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 201 days during the year ended October 31, 2014 and the entire fiscal years ended October 31, 2001 through 2013. The Class was not operational during the entire six-months ended April 30, 2020 and the entire fiscal years ended October 31, 2015 through 2020. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
5	Reflects the applicable contingent deferred sales charge, maximum of 1.00%, for returns presented. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 26 and 351 days during the years ended October 31, 2008 and 2010, respectively. The Class was operational during the entire fiscal years ended October 31, 2005, 2006, 2007 and 2009. The Class was not operational during the entire six-months ended April 30, 2020 and the entire fiscal years ended October 31, 2011 through 2020. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
6	Class E Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 112 and 283 days during the fiscal years ended October 31, 2016 and 2017, respectively. The Class was not operational during the entire six-months ended April 30, 2020 and the entire fiscal years ended October 31, 2018 through 2020. No return is presented for the one-year period with non-continuous operations.
7	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 13 and 280 days during the fiscal years ended October 31, 2004 and 2005, respectively. The Class was operational during the entire six-months ended April 30, 2020 and the entire fiscal years ended October 31, 2006 through 2020.

HSBC FAMILY OF FUNDS	5

Portfolio Reviews
Portfolio Composition* April 30, 2021 (Unaudited)

HSBC U.S. Government Money Market Fund
Percentage of Investments
Investment Allocation	at Value (%)
U.S. Treasury Obligations	35.2
U.S. Government and Government
Agency Obligations	28.1
Repurchase Agreements	27.5
Investment Companies	9.2
Total	100.0

HSBC U.S. Treasury Money Market Fund
Percentage of Investments
Investment Allocation	at Value (%)
U.S. Treasury Obligations	100.0
Total	100.0
____________________

*	Portfolio composition is subject to change.

6	HSBC FAMILY OF FUNDS

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2021 (Unaudited)

U.S. Government and Government Agency Obligations
— 30.3%
	Principal
	Amount ($)	Value ($)
Federal Farm Credit Bank — 11.7%
0.01%, 5/4/2021(a)	4,000,000	3,999,997
0.01%, 5/19/2021(a)	15,000,000	14,999,925
0.01%, 5/20/2021(a)	10,000,000	9,999,947
0.01%, 5/21/2021(a)	15,000,000	14,999,917
0.01%, 6/2/2021(a)	4,000,000	3,999,964
0.01%, 6/3/2021(a)	4,000,000	3,999,963
0.01%, 6/9/2021(a)	20,000,000	19,999,783
0.05% (SOFR + 4 bps),
8/4/2021(b)	365,000,000	365,000,000
0.05% (SOFR + 4 bps),
8/20/2021(b)	100,000,000	99,996,912
0.06% (SOFR + 5 bps),
8/25/2022(b)	75,000,000	74,989,960
0.06%, 2/10/2022	46,780,000	46,765,576
0.06% (US0001M - 5 bps),
11/22/2021(b)	100,000,000	99,998,860
0.07% (US0001M - 5 bps),
10/14/2021(b)	100,000,000	99,999,541
0.07% (FCPR DLY - 318 bps),
8/16/2022(b)	225,000,000	224,970,544
0.08% (US0003M - 10 bps),
10/27/2021(b)	50,000,000	49,964,077
0.09% (US0001M - 3 bps),
12/23/2021(b)	150,000,000	149,992,626
0.09%, 6/4/2021(a)	10,000,000	9,999,150
0.09%, 6/14/2021(a)	33,000,000	32,996,370
0.09%, 6/16/2021(a)	15,000,000	14,998,275
0.09%, 6/18/2021(a)	10,000,000	9,998,800
0.09%, 6/21/2021(a)	6,000,000	5,999,235
0.09%, 6/28/2021(a)	25,000,000	24,996,375
0.09%, 7/16/2021(a)	20,000,000	19,996,200
0.09% (SOFR + 8 bps),
3/10/2022(b)	15,000,000	15,000,000
0.09% (US0001M - 2 bps),
8/23/2021(b)	35,000,000	35,000,174
0.09% (US0003M - 10 bps),
5/28/2021(b)	40,000,000	40,000,232
0.10% (SOFR + 9 bps),
7/25/2022(b)	73,000,000	72,995,437
0.10% (US0001M - 2 bps),
11/16/2021(b)	36,750,000	36,749,496
0.10% (US0001M - 2 bps),
12/15/2021(b)	225,000,000	224,994,308
0.10%, 8/3/2021(a)	10,000,000	9,997,389
0.10% (US0001M - 1 bps),
6/2/2021(b)	80,430,000	80,433,174
0.11% (FCPR DLY - 315 bps),
3/15/2023(b)	175,000,000	174,983,389
0.11% (FEDL01 + 6 bps),
1/19/2023(b)	50,000,000	49,995,651
0.14% (US0001M + 2 bps),
9/17/2021(b)	9,000,000	8,998,011
0.16% (FCPR DLY - 310 bps),
4/20/2022(b)	60,000,000	59,997,045
0.16% (SOFR + 15 bps),
7/28/2022(b)	75,000,000	75,000,000
0.16% (FCPR DLY - 309 bps),
7/29/2021(b)	100,000,000	99,997,771
0.17% (FCPR - 308 bps),
6/29/2021(b)	49,360,000	49,353,532
0.17% (FEDL01 + 10 bps),
2/3/2022(b)	150,000,000	149,995,378
0.18% (FCPR DLY - 307 bps),
7/25/2022(b)	150,000,000	149,994,377
0.19% (US0001M + 8 bps),
7/26/2021(b)	55,725,000	55,726,691
0.19% (US0003M + 1 bps),
9/13/2021(b)	30,000,000	30,005,664
0.20% (FCPR - 306 bps),
2/3/2022(b)	50,000,000	49,975,196
0.20% (SOFR + 19 bps),
10/15/2021(b)	24,205,000	24,188,211
0.20% (FCPR - 305 bps),
3/9/2022(b)	95,000,000	94,985,248
0.20% (US0001M + 9 bps),
11/18/2021(b)	100,000,000	100,000,000
0.21% (SOFR + 20 bps),
4/22/2022(b)	8,500,000	8,489,950
0.21% (FCPR DLY - 304 bps),
5/3/2022(b)	250,000,000	249,992,348
0.22% (US0001M + 11 bps),
11/2/2021(b)	100,000,000	100,000,000
0.22% (US0001M + 11 bps),
12/10/2021(b)	50,000,000	50,000,000
0.24% (FCPR DLY - 301 bps),
6/7/2021(b)	25,000,000	24,999,741
0.24% (US0001M + 13 bps),
10/8/2021(b)	18,000,000	18,000,000
0.24% (US0001M + 13 bps),
11/5/2021(b)	5,000,000	5,003,864
0.25% (SOFR + 24 bps),
7/7/2021(b)	125,000,000	125,000,000
0.26% (FEDL01 + 20 bps),
2/17/2022(b)	45,000,000	45,014,535
0.27% (US0001M + 16 bps),
10/4/2021(b)	65,000,000	65,000,000
0.28% (FEDL01 + 22 bps),
10/12/2021(b)	5,000,000	4,999,883
0.28% (FCPR DLY - 297 bps),
6/8/2022(b)	35,000,000	34,997,959
0.29% (FCPR DLY - 296 bps),
7/15/2022(b)	47,007,000	47,007,000
0.31% (SOFR + 30 bps),
7/2/2021(b)	250,000,000	250,000,000
0.33% (SOFR + 32 bps),
1/12/2022(b)	25,000,000	25,000,000
0.36% (SOFR + 35 bps),
4/7/2022(b)	25,000,000	25,000,000
0.45% (FCPR DLY - 280 bps),
11/23/2021(b)	19,500,000	19,516,400
		4,189,050,051
Federal Home Loan Bank — 14.1%
0.01%, 5/5/2021(a)	100,000,000	99,999,944
0.03%, 11/5/2021	1,000,000,000	999,958,255
0.04%, 11/29/2021	50,000,000	49,999,077
0.04%, 5/26/2021(a)	175,000,000	174,994,861
0.05%, 6/28/2021	131,000,000	130,997,890
0.05%, 8/13/2021(a)	100,000,000	99,984,400
0.06%, 8/11/2021(a)	245,873,000	245,832,595
0.06%, 8/18/2021(a)	84,900,000	84,885,091
0.07% (SOFR + 6 bps),
5/13/2022(b)	50,000,000	50,000,000
0.07% (SOFR + 6 bps),
11/18/2022(b)	50,000,000	50,000,000

See notes to financial statements.	HSBC FAMILY OF FUNDS	7

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2021 (Unaudited) (continued)

U.S. Government and Government Agency Obligations,
continued
	Principal
	Amount ($)	Value ($)
0.07% (SOFR + 7 bps),
11/10/2022(b)	50,000,000	50,000,000
0.08% (US0001M - 3 bps),
8/5/2021(b)	250,000,000	250,000,000
0.08% (US0001M - 3 bps),
7/14/2021(b)	250,000,000	250,000,000
0.09% (US0001M - 3 bps),
7/19/2021(b)	200,000,000	200,000,000
0.09%, 5/7/2021(a)	225,000,000	224,996,100
0.09%, 6/9/2021(a)	119,000,000	118,988,397
0.09%, 6/16/2021(a)	77,800,000	77,790,556
0.09%, 6/23/2021(a)	25,000,000	24,996,540
0.09%, 6/25/2021(a)	235,000,000	234,966,251
0.09%, 6/28/2021	100,000,000	99,999,107
0.09%, 6/30/2021(a)	75,000,000	74,988,208
0.09%, 7/9/2021(a)	375,000,000	374,935,313
0.09%, 7/14/2021(a)	498,332,000	498,239,666
0.09%, 7/21/2021(a)	106,000,000	105,977,797
0.09%, 7/23/2021	150,000,000	149,999,826
0.09%, 7/23/2021(a)	185,000,000	184,961,613
0.09% (US0001M - 2 bps),
5/3/2021(b)	100,000,000	100,000,000
0.12% (US0001M–),
10/20/2021(b)	50,000,000	50,000,000
0.15% (SOFR + 14 bps),
6/4/2021(b)	15,000,000	14,999,996
		5,072,491,483
Federal Home Loan Mortgage Corporation — 1.7%
0.10% (SOFR + 9 bps),
8/3/2022(b)	75,000,000	75,000,000
0.11% (SOFR + 10 bps),
8/19/2022(b)	107,900,000	107,905,381
0.11% (SOFR + 10 bps),
9/9/2022(b)	70,000,000	70,000,000
0.13% (SOFR + 12 bps),
6/4/2021(b)	8,750,000	8,750,912
0.13% (SOFR + 12 bps),
4/29/2022(b)	69,750,000	69,750,000
0.15% (SOFR + 14 bps),
12/10/2021(b)	5,000,000	4,993,520
0.16% (SOFR + 15 bps),
3/4/2022(b)	15,000,000	14,969,382
0.27% (SOFR + 26 bps),
5/5/2022(b)	150,000,000	150,000,000
0.30% (SOFR + 29 bps),
10/1/2021(b)	100,000,000	100,000,000
		601,369,195
Federal National Mortgage Association — 2.8%
0.11% (SOFR + 10 bps),
12/3/2021(b)	5,600,000	5,602,518
0.12% (SOFR + 11 bps),
3/4/2022(b)	77,100,000	76,949,071
0.19% (SOFR + 18 bps),
6/3/2022(b)	99,500,000	99,604,530
0.31% (SOFR + 30 bps),
1/7/2022(b)	50,000,000	50,000,000
0.31% (SOFR + 30 bps),
1/27/2022(b)	200,000,000	200,000,000
0.33% (SOFR + 32 bps),
10/22/2021(b)	430,000,000	430,000,000
0.33% (SOFR + 32 bps),
4/27/2022(b)	50,000,000	50,000,000
0.33% (SOFR + 32 bps),
4/28/2022(b)	50,000,000	50,000,000
0.36% (SOFR + 35 bps),
4/7/2022(b)	50,000,000	50,000,000
0.37% (SOFR + 36 bps),
1/20/2022(b)	10,000,000	10,008,029
1.38%, 10/7/2021	4,017,000	4,039,198
		1,026,203,346
TOTAL U.S. GOVERNMENT
AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $10,889,114,075)		10,889,114,075

U.S.Treasury Obligations — 38.0%
U.S. Treasury Bills — 33.6%
0.01%, 5/18/2021(a)	155,000,000	154,999,195
0.02%, 5/27/2021(a)	425,000,000	424,972,375
0.03%, 5/6/2021(a)	836,000,000	835,999,720
0.03%, 5/11/2021(a)	450,000,000	449,988,056
0.03%, 5/25/2021(a)	1,020,000,000	1,019,962,600
0.03%, 6/29/2021(a)	1,100,000,000	1,099,960,933
0.04%, 5/20/2021(a)	245,000,000	244,996,758
0.04%, 6/1/2021(a)	1,800,000,000	1,799,970,836
0.04%, 6/15/2021(a)	250,000,000	249,971,875
0.05%, 6/8/2021(a)	250,000,000	249,987,465
0.05%, 9/16/2021(a)	510,000,000	509,895,896
0.06%, 6/3/2021(a)	150,000,000	149,987,579
0.06%, 8/19/2021(a)	150,000,000	149,972,500
0.07%, 6/17/2021(a)	450,000,000	449,957,504
0.09%, 5/13/2021(a)	850,000,000	849,986,833
0.09%, 6/10/2021(a)	300,000,000	299,969,833
0.09%, 6/24/2021(a)	850,000,000	849,882,625
0.09%, 7/8/2021(a)	150,000,000	149,973,792
0.09%, 7/22/2021(a)	400,000,000	399,913,445
0.10%, 7/1/2021(a)	975,000,000	974,836,401
0.11%, 12/2/2021(a)	500,000,000	499,656,149
0.25%, 5/4/2021(a)	250,000,000	249,998,854
		12,064,841,224
U.S. Treasury Notes — 4.4%
0.05% (USBMMY3M + 3
bps), 4/30/2023(b)	250,000,000	250,008,096
0.24% (USBMMY3M + 22
bps), 7/31/2021(b)	75,000,000	75,041,706
1.13%, 6/30/2021	300,000,000	300,514,788
1.63%, 6/30/2021	130,000,000	130,329,799
1.75%, 11/30/2021	150,000,000	151,423,877
2.13%, 5/31/2021	225,000,000	225,374,880
2.63%, 5/15/2021	59,000,000	59,057,635
2.63%, 6/15/2021	183,830,000	184,403,575
2.63%, 12/15/2021	125,000,000	126,954,164
3.13%, 5/15/2021	70,000,000	70,084,445
		1,573,192,965
TOTAL U.S.TREASURY
OBLIGATIONS (Cost
$13,638,034,189)		13,638,034,189

Investment Companies — 9.9%
	Shares
BlackRock Liquidity Funds
FedFund Portfolio,
Institutional Shares,
0.03%(c)	1,618,779,057	1,618,779,057

8	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2021 (Unaudited) (continued)

Investment Companies, continued
	Shares	Value ($)
Dreyfus Government
Cash Management,
Institutional Shares,
0.03%(c)	206,743,186	206,743,186
Federated Government
Obligations Fund,
Institutional Shares,
0.04%(c)	1,732,587,218	1,732,587,218
TOTAL INVESTMENT
COMPANIES
(Cost $3,558,109,461)		3,558,109,461

Repurchase Agreements — 29.7%
	Principal
	Amount ($)
Australia & New Zealand
Bank, 0.010%, 5/3/21,
(Purchased on 4/30/21,
proceeds at maturity
$249,999,691,
Collateralized by U.S.
Treasury Security,
(1.88%), (8/31/24), fair
value of $249,999,691)	249,999,483	249,999,483
Bank of Montreal, 0.010%,
5/3/21, (Purchased on
4/30/21, proceeds at
maturity $300,000,250,
Collateralized by various
U.S. Government Agency
Obligations, (0.38%
- 4.00%), (11/30/25 -
5/15/60), fair value of
$306,000,006)	300,000,000	300,000,000
Canadian Imperial Bank,
0.010%, 5/3/21,
(Purchased on 4/30/21,
proceeds at maturity
$475,000,396,
Collateralized by various
U.S. Government
Agency Obligations,
(1.50% - 5.00%), (2/1/25
- 1/20/65), fair value of
$484,500,002)	475,000,000	475,000,000
Citigroup Global Markets,
0.010%, 5/3/21,
(Purchased on
4/30/21, proceeds at
maturity $500,000,417,
Collateralized by various
U.S. Government
Agency Obligations,
(1.50% - 2.50%), (4/1/51
- 5/1/51), fair value of
$510,000,001)	500,000,000	500,000,000
Credit Agricole CIB NY,
0.005%, 5/3/21,
(Purchased on 4/30/21,
proceeds at maturity
$550,000,229,
Collateralized by
various U.S. Treasury
Obligations, (0.13%
- 0.38%), (1/15/22 -
7/15/29), fair value of
$561,000,137)	550,000,000	550,000,000
Credit Agricole CIB NY,
0.010%, 5/3/21,
(Purchased on 4/30/21,
proceeds at maturity
$550,000,458,
Collateralized by various
U.S. Government
Agency Obligations,
(2.50% - 4.50%), (2/1/50
- 12/1/50), fair value of
$561,000,000)	550,000,000	550,000,000
Deutsche Bank Securities,
Inc., 0.001%, 5/3/21,
(Purchased on 4/30/21,
proceeds at maturity
$1,000,000,083,
Collateralized by
various U.S. Treasury
Obligations, (0.13%
- 3.63%), (7/15/21 -
2/15/51), fair value of
$1,020,000,050)	1,000,000,000	1,000,000,000
Deutsche Bank Securities,
Inc., 0.005%, 5/3/21,
(Purchased on 4/30/21,
proceeds at maturity
$500,000,208,
Collateralized by
various U.S. Treasury
Obligations, (0.00%),
(5/6/21 - 4/21/22), fair
value of $510,000,033)	500,000,000	500,000,000
Deutsche Bank Securities,
Inc., 0.010%, 5/3/21,
(Purchased on
4/30/21, proceeds at
maturity $200,000,167,
Collateralized by U.S.
Treasury Obligation,
(1.25%), (4/30/28), fair
value of $204,000,041)	200,000,000	200,000,000
Fixed Income Clearing
Corporation (Bank of
New York), 0.005%,
5/3/21, (Purchased on
4/30/21, proceeds at
maturity $1,000,000,417,
Collateralized by
various U.S. Treasury
Obligations, (0.00%
- 2.63%), (7/15/21 -
5/15/27), fair value of
$1,020,000,081)	1,000,000,000	1,000,000,000

See notes to financial statements.	HSBC FAMILY OF FUNDS	9

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2021 (Unaudited) (continued)

Repurchase Agreements, continued
	Principal
	Amount ($)	Value ($)
Fixed Income Clearing
Corporation (State
Street Bank), 0.005%,
5/3/21, (Purchased on
4/30/21, proceeds at
maturity $915,000,381,
Collateralized by
various U.S. Treasury
Obligations, (0.38%
- 0.50%), (8/31/27 -
10/31/27), fair value of
$933,300,020)	915,000,000	915,000,000
Goldman Sachs & Co.,
5/3/21, (Purchased on
4/30/21, proceeds at
maturity $500,000,000,
Collateralized by
various U.S. Treasury
Obligations, (0.13%
- 2.88%), (4/30/23 -
11/15/29), fair value of
$510,000,061)	500,000,000	500,000,000
Goldman Sachs & Co.,
0.010%, 5/3/21,
(Purchased on 4/30/21,
proceeds at maturity
$400,000,333,
Collateralized by various
U.S. Government Agency
Obligations, (0.05%
- 5.00%), (4/30/23 -
1/20/51), fair value of
$408,000,000)	400,000,000	400,000,000
Mizuho Securities USA,
Inc., 0.010%, 5/3/21,
(Purchased on 4/30/21,
proceeds at maturity
$150,000,125,
Collateralized by various
U.S. Government
Agency Obligations,
(1.50% - 7.50%), (9/1/22
- 4/1/51), fair value of
$153,000,000)	150,000,000	150,000,000
Royal Bank of Canada,
0.010%, 5/3/21,
(Purchased on 4/30/21,
proceeds at maturity
$100,000,083,
Collateralized by various
U.S. Government Agency
Obligations, (2.00%
- 6.00%), (10/15/27 -
4/20/51), fair value of
$102,000,000)	100,000,000	100,000,000
Societe' Generale NY, 0.010%,
5/3/21, (Purchased on
4/30/21, proceeds at
maturity $1,000,000,833,
Collateralized by various
U.S. Government Agency
Obligations, (0.00%
- 5.56%), (5/20/21 -
4/20/51), fair value of
$1,020,000,000)	1,000,000,000	1,000,000,000
Standard Charterred Bank,
0.010%, 5/3/21,
(Purchased on 4/30/21,
proceeds at maturity
$1,000,000,833,
Collateralized by various
U.S. Government Agency
Obligations, (0.00%
- 6.25%), (7/31/21 -
5/1/51), fair value of
$1,020,000,015)	1,000,000,000	1,000,000,000
Standard Charterred Bank,
0.005%, 5/3/21,
(Purchased on 4/30/21,
proceeds at maturity
$250,000,104,
Collateralized by various
U.S. Government Agency
Obligations, (0.13%
- 4.38%), (7/15/22 -
5/1/51), fair value of
$255,000,000)	250,000,000	250,000,000
Toronto Dominion Bank
NY, 0.010%, 5/3/21,
(Purchased on
4/30/21, proceeds at
maturity $500,000,417,
Collateralized by various
U.S. Government Agency
Obligations, (1.25%
- 2.38%), (10/31/22 -
4/30/28, fair value of
$510,000,053)	500,000,000	500,000,000
Wells Fargo Bank, 0.010%,
5/3/21, (Purchased on
4/30/21, proceeds at
maturity $500,000,417,
Collateralized by various
U.S. Government
Agency Obligations,
(1.50% - 5.00%), (2/1/22
- 4/1/51), fair value of
$510,000,000)	500,000,000	500,000,000
TOTAL REPURCHASE
AGREEMENTS
(Cost $10,639,999,483)		10,639,999,483
TOTAL INVESTMENTS IN
SECURITIES
(Cost $38,725,257,208)
— 107.9%		38,725,257,208
Other Assets (Liabilities) -
(7.9)%		(2,840,008,311)
NET ASSETS - 100%		$35,885,248,897
____________________

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2021. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(c)	The rate represents the annualized 7-day yield that was in effect on April 30, 2021.

10	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2021 (Unaudited) (continued)

bps - Basis Points
FCPR DLY - Federal Reserve Bank Prime Rate Loan US
FEDL01 - Effective Federal Funds Rate
SOFR - Secured Overnight Financing Rate
USBMMY3M - 3 Month Treasury Bill Rate
US0001M - 1 Month US Dollar LIBOR
US0003M - 3 Month US Dollar LIBOR

See notes to financial statements.	HSBC FAMILY OF FUNDS	11

HSBC U.S . TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2021 (Unaudited)

U.S.Treasury Obligations — 105.6%
	Principal
	Amount ($)	Value ($)
U.S. Treasury Bills — 90.0%
0.01%, 5/18/2021(a)	150,000,000	149,999,292
0.02%, 5/27/2021(a)	175,000,000	174,996,985
0.03%, 5/6/2021(a)	98,000,000	97,999,568
0.03%, 5/11/2021(a)	150,000,000	149,998,653
0.03%, 5/25/2021(a)	382,100,000	382,091,983
0.03%, 6/22/2021(a)	235,000,000	234,991,118
0.03%, 6/29/2021(a)	135,000,000	134,993,904
0.03%, 10/28/2021(a)	25,000,000	24,996,813
0.04%, 5/20/2021(a)	25,000,000	24,999,472
0.04%, 6/1/2021(a)	500,000,000	499,984,310
0.04%, 6/15/2021(a)	182,600,000	182,591,420
0.04%, 7/15/2021(a)	150,000,000	149,986,458
0.04%, 7/20/2021(a)	100,000,000	99,991,111
0.05%, 9/16/2021(a)	75,000,000	74,984,691
0.06%, 6/3/2021(a)	100,000,000	99,994,041
0.06%, 8/19/2021(a)	25,000,000	24,995,417
0.06%, 9/2/2021(a)	50,000,000	49,989,667
0.07%, 6/17/2021(a)	75,000,000	74,992,918
0.08%, 7/29/2021(a)	25,000,000	24,994,747
0.09%, 5/13/2021(a)	75,000,000	74,997,583
0.09%, 6/10/2021(a)	50,000,000	49,994,972
0.09%, 6/24/2021(a)	100,000,000	99,986,387
0.09%, 7/8/2021(a)	50,000,000	49,991,264
0.09%, 7/22/2021(a)	50,000,000	49,989,180
0.10%, 7/1/2021(a)	175,000,000	174,971,068
0.25%, 5/4/2021(a)	40,000,000	39,999,992
		3,197,503,014
U.S. Treasury Notes — 15.6%
0.07% (USBMMY3M + 5
bps), 1/31/2023(b)	50,000,000	50,003,543
0.08% (USBMMY3M + 6
bps), 7/31/2022(b)	140,000,000	139,997,915
0.08% (USBMMY3M + 6
bps), 10/31/2022(b)	130,000,000	129,999,088
0.13% (USBMMY3M + 11
bps), 4/30/2022(b)	50,000,000	50,008,073
0.17% (USBMMY3M + 15
bps), 1/31/2022(b)	50,000,000	50,020,853
0.24% (USBMMY3M + 22
bps), 7/31/2021(b)	124,100,000	124,155,964
0.32% (USBMMY3M + 30
bps), 10/31/2021(b)	10,000,000	10,002,994
		554,188,430
TOTAL U.S. TREASURY
OBLIGATIONS (Cost
$3,751,691,444)		3,751,691,444
TOTAL INVESTMENTS IN
SECURITIES
(Cost $3,751,691,444)
— 105.6%		3,751,691,444
Other Assets (Liabilities) -
(5.6)%		(199,945,577)
NET ASSETS - 100%		$3,551,745,867
____________________

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2021. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

bps - Basis Points
USBMMY3M - 3 Month Treasury Bill Rate

12	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2021 (Unaudited)

	HSBC U.S.
	Government	HSBC U.S.
	Money Market	Treasury Money
	Fund	Market Fund
Assets:
Investments in securities, at value	$28,085,257,725	$3,751,691,444
Repurchase agreements, at value	10,639,999,483	—
Cash	151,231,077	223,303
Interest receivable	10,904,366	2,002
Receivable for capital shares issued	374,943	40,959
Receivable from Investment Adviser	367,159	57,983
Prepaid expenses and other assets	168,085	56,825
Total Assets	38,888,302,838	3,752,072,516
Liabilities:
Distributions payable	700,120	56,423
Payable for investments purchased	2,999,946,909	199,998,833
Accrued expenses and other liabilities:
Investment Management	643,865	—
Administration	889,999	81,123
Compliance Services	5,337	5,337
Shareholder Servicing	78,993	—
Accounting	6,416	4,812
Custodian fees	207,150	25,918
Transfer Agent	45,074	23,491
Trustee	3,823	3,834
Other	526,255	126,878
Total Liabilities	3,003,053,941	200,326,649
Net Assets	$35,885,248,897	$3,551,745,867
Composition of Net Assets:
Paid in capital	35,885,606,273	3,551,729,341
Total distributable earnings/loss	(357,376)	16,526
Net Assets	$35,885,248,897	$3,551,745,867

Net Assets:
Class A Shares	$1,614,563	$—
Class D Shares	2,633,574,441	112,115,855
Class I Shares	29,547,991,072	1,967,763,664
Intermediary Class Shares	1,667,588,741	390,155,216
Intermediary Service Class Shares	738,501,718	780,506,801
Class Y Shares	1,295,978,363	301,204,331
	$35,885,248,897	$3,551,745,867
Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	1,614,547	—
Class D Shares	2,633,418,853	112,147,390
Class I Shares	29,548,402,559	1,967,758,576
Intermediary Class Shares	1,667,610,493	390,152,811
Intermediary Service Class Shares	738,504,121	780,506,574
Class Y Shares	1,296,072,047	301,168,957
Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$1.00	$—
Class D Shares	$1.00	$1.00
Class I Shares	$1.00	$1.00
Intermediary Class Shares	$1.00	$1.00
Intermediary Service Class Shares	$1.00	$1.00
Class Y Shares	$1.00	$1.00
Investments in securities, at cost	$28,085,257,725	$3,751,691,444
Repurchase agreements, at cost	$10,639,999,483	$—
____________________

Amounts designated as "—" are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	13

HSBC FAMILY OF FUNDS

Statements of Operations—as of April 30, 2021 (Unaudited)

	HSBC U.S.	HSBC U.S.
	Government	Treasury
	Money	Money
	Market Fund	Market Fund
Investment Income:
Interest	$18,768,249	$1,842,767
Dividends	257,211	—
Total Investment Income	19,025,460	1,842,767

Expenses:
Investment Management	17,254,951	2,020,638
Operational Support:
Class A Shares	761	—
Class D Shares	1,069,469	65,066
Intermediary Class Shares	616,393	170,364
Intermediary Service Class Shares	272,266	168,930
Class Y Shares	704,805	241,436
Administration:
Class A Shares	245	—
Class D Shares	344,211	20,973
Class I Shares	4,697,221	442,454
Intermediary Class Shares	197,850	54,786
Intermediary Service Class Shares	87,657	54,276
Class Y Shares	226,780	77,859
Distribution:
Shareholder Servicing:
Class A Shares	3,043	—
Class D Shares	2,673,698	162,666
Intermediary Class Shares	308,059	85,184
Intermediary Service Class Shares	272,412	168,887
Accounting	39,066	29,226
Compliance Services	27,012	27,012
Custodian	445,609	53,538
Printing	156,760	7,740
Professional	105,493	102,919
Transfer Agent	311,517	125,035
Trustee	66,957	66,957
Registration fees	129,579	46,592
Other	397,003	103,043
Total expenses before fee and expense reductions	30,408,817	4,295,581
Fees voluntarily reduced/reimbursed by Investment Adviser	(9,671,154)	(1,448,871)
Fees contractually reduced/reimbursed by Investment Adviser	(1,330,512)	(764,730)
Fees voluntarily reduced by Administrator	(1,642,451)	(201,201)
Fees voluntarily reduced by Shareholder Servicing Agent	(3,064,020)	(416,995)
Custody earnings credit	(6,282)	(742)
Net Expenses	14,694,398	1,463,042

Net Investment Income/(Loss)	4,331,062	379,725

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments in securities	54,769	33,802

Net realized/unrealized gains/(losses) on investments	54,769	33,802
Change in Net Assets Resulting from Operations	$4,385,831	$413,527
____________________

Amounts designated as "—" are $0.00 or have been rounded to $0.00.

14	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets—as of April 30, 2021 (Unaudited)

	HSBC U.S. Government Money		HSBC U.S. Treasury Money Market
	Market Fund		Fund
	Six Months		Six Months
	Ended		Ended
	April 30, 2021	Year Ended	April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020	(Unaudited)	October 31, 2020
Investment Activities:
Operations:
Net investment income	$4,331,062	$128,543,126	$379,725	$14,152,611
Net realized gains/(losses) from investments	54,769	84,343	33,802	42,340
Change in net assets resulting from operations	4,385,831	128,627,469	413,527	14,194,951
Distributions to shareholders:
Class A Shares	(84)	(9,340)	—	—
Class D Shares	(121,589)	(8,937,485)	(14,439)	(732,027)
Class I Shares	(4,357,512)	(102,733,757)	(295,571)	(6,767,856)
Intermediary Class Shares	(190,366)	(4,489,803)	(36,696)	(1,817,968)
Intermediary Service Class Shares	(79,798)	(1,032,348)	(35,641)	(611,854)
Class Y Shares	(65,151)	(11,353,930)	(48,584)	(4,259,173)
Change in net assets resulting from distributions to
shareholders:	(4,814,500)	(128,556,663)	(430,931)	(14,188,878)
Change in net assets resulting from capital transactions	3,970,086,665	13,424,116,399	148,762,835	1,376,593,739
Change in net assets	3,969,657,996	13,424,187,205	148,745,431	1,376,599,812
Net Assets:
Beginning of period	31,915,590,901	18,491,403,696	3,403,000,436	2,026,400,624
End of period	$35,885,248,897	$31,915,590,901	$3,551,745,867	$3,403,000,436
CAPITAL TRANSACTIONS*:
Class A Shares
Proceeds from shares issued	$451,596	$1,330,138	$—	$—
Dividends reinvested	83	8,864	—	—
Value of shares redeemed	(511,960)	(2,587,299)	—	—
Class A Shares capital transactions	(60,281)	(1,248,297)	—	—
Class D Shares
Proceeds from shares issued	3,230,698,391	5,313,772,326	564,424,181	678,932,724
Dividends reinvested	102,089	6,750,797	11,254	627,361
Value of shares redeemed	(3,081,575,116)	(4,746,252,393)	(599,171,095)	(676,212,593)
Class D Shares capital transactions	149,225,364	574,270,730	(34,735,660)	3,347,492
Class I Shares
Proceeds from shares issued	134,265,194,122	278,371,602,337	6,321,363,777	11,551,666,641
Dividends reinvested	2,195,184	54,988,045	222,862	3,589,766
Value of shares redeemed	(132,102,123,554)	(265,032,343,473)	(6,632,214,132)	(10,156,259,731)
Class I Shares capital transactions	2,165,265,752	13,394,246,909	(310,627,493)	1,398,996,676
Intermediary Class Shares
Proceeds from shares issued	5,029,077,168	9,191,560,775	614,915,154	1,815,669,451
Dividends reinvested	11,434	2,928,724	3,154	29,433
Value of shares redeemed	(3,803,370,257)	(9,256,927,437)	(490,369,049)	(1,715,933,227)
Intermediary Class Shares capital transactions	1,225,718,345	(62,437,938)	124,549,259	99,765,657
Intermediary Service Class Shares
Proceeds from shares issued	3,139,327,718	2,746,721,783	1,037,457,361	340,050,975
Dividends reinvested	31,093	559,285	32,880	472,478
Value of shares redeemed	(2,730,636,622)	(2,563,944,015)	(433,019,123)	(250,560,336)
Intermediary Service Class Shares capital transactions	408,722,189	183,337,053	604,471,118	89,963,117
Class Y Shares
Proceeds from shares issued	8,418,809,411	11,898,432,250	721,582,626	1,675,077,085
Dividends reinvested	61,903	10,964,255	48,549	4,254,099
Value of shares redeemed	(8,397,656,018)	(12,573,448,563)	(956,525,564)	(1,894,810,387)
Class Y Shares capital transactions	21,215,296	(664,052,058)	(234,894,389)	(215,479,203)
Change in net assets resulting from capital transactions	$3,970,086,665	$13,424,116,399	$148,762,835	$1,376,593,739
____________________

Amounts designated as "—" are $0.00 or have been rounded to $0.00.
* Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.	HSBC FAMILY OF FUNDS	15

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net										Ratio of
			Realized										Expenses
			and									Ratio of Net	to Average
			Unrealized								Ratio of Net	Investment	Net Assets
	Net Asset		Gains			Net Realized					Expense to	Income to	(Excluding
	Value,	Net	(Losses)	Total from	Net	Gains from		Net Asset	Total	Net Assets at	Average Net	Average Net	Fee
	Beginning	Investment	from	Investment	Investment	Investment	Total	Value, End	Return	End of Period	Assets	Assets	Reductions)
	of Period	Income	Investments	Activities	Income	Transactions	Distributions	of Period	(a)	(000's)	(b)	(b)	(b)
Class A Shares
Six Months Ended April 30, 2021
(unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$1,615	0.10%	0.01%	0.64%
Year Ended October 31, 2020	1.00	—	—	—	—	—	—	1.00	0.38%	1,675	0.42%	0.46%	0.65%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.71%	2,923	0.63%	1.70%	0.63%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.05%	2,728	0.63%	1.08%	0.65%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.22%	1,998	0.59%	0.23%	0.68%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.02%	1,720	0.34%	0.02%	0.69%
Class D Shares
Six Months Ended April 30, 2021
(unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$2,633,574	0.10%	0.01%	0.49%
Year Ended October 31, 2020	1.00	—	—	—	—	—	—	1.00	0.44%	2,484,374	0.32%	0.39%	0.50%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.87%	1,910,115	0.48%	1.84%	0.51%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.20%	1,648,226	0.48%	1.19%	0.51%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.34%	1,645,222	0.47%	0.32%	0.54%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.02%	1,949,225	0.34%	0.02%	0.54%
Class E Shares
October 31, 2016 through August 10,
2017(c)	1.00	—	—	—	—	—	—	1.00	0.26%	—	0.23%	0.33%	0.29%
July 12, 2016(d) through October 31,
2016	1.00	—	—	—	—	—	—	1.00	0.11%	2	0.06%	0.32%	0.31%
Class I Shares
Six Months Ended April 30, 2021
(unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$29,547,991	0.08%	0.03%	0.14%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.65%	27,383,086	0.12%	0.44%	0.15%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.23%	13,988,739	0.12%	2.19%	0.16%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.57%	6,400,700	0.12%	1.52%	0.16%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.69%	7,853,457	0.12%	0.71%	0.18%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.21%	4,687,197	0.14%	0.23%	0.19%
Intermediary Class Shares
Six Months Ended April 30, 2021
(unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$1,667,589	0.07%	0.03%	0.29%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.62%	441,888	0.16%	0.63%	0.30%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.20%	504,329	0.15%	2.09%	0.30%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.52%	164,082	0.16%	1.57%	0.31%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.63%	19,694	0.18%	0.65%	0.33%
July 12, 2016(d) through October 31,
2016	1.00	—	—	—	—	—	—	1.00	0.11%	10,121	0.18%	0.26%	0.37%
Intermediary Service Class Shares
Six Months Ended April 30, 2021
(unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$738,502	0.08%	0.03%	0.34%

16	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Financial Highlights (continued)

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net										Ratio of
			Realized										Expenses
			and									Ratio of Net	to Average
			Unrealized								Ratio of Net	Investment	Net Assets
	Net Asset		Gains			Net Realized					Expense to	Income to	(Excluding
	Value,	Net	(Losses)	Total from	Net	Gains from		Net Asset	Total	Net Assets at	Average Net	Average Net	Fee
	Beginning	Investment	from	Investment	Investment	Investment	Total	Value, End	Return	End of Period	Assets	Assets	Reductions)
	of Period	Income	Investments	Activities	Income	Transactions	Distributions	of Period	(a)	(000's)	(b)	(b)	(b)
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.60%	329,786	0.17%	0.39%	0.35%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.17%	146,441	0.18%	2.15%	0.36%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.50%	184,921	0.18%	1.70%	0.36%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.61%	57,042	0.20%	0.63%	0.39%
July 12, 2016(d) through October 31,
2016	1.00	—	—	—	—	—	—	1.00	0.10%	5,003	0.18%	0.22%	0.42%
Class Y Shares
Six Months Ended April 30, 2021
(unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.00%	$1,295,978	0.11%	0.01%	0.24%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.56%	1,274,781	0.21%	0.63%	0.25%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12%	1,938,856	0.23%	2.10%	0.26%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.45%	1,757,925	0.23%	1.43%	0.26%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.58%	2,402,354	0.23%	0.53%	0.29%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.12%	3,891,299	0.23%	0.11%	0.28%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Closed operations on August 10, 2017.
(d)	Commencement of operations on July 12, 2016.
Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	17

HSBC U.S. TREASURY MONEY MARKET FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net										Ratio of
			Realized										Expenses
			and									Ratio of Net	to Average
			Unrealized								Ratio of Net	Investment	Net Assets
	Net Asset		Gains			Net Realized					Expense to	Income to	(Excluding
	Value,	Net	(Losses)	Total from	Net	Gains from		Net Asset	Total	Net Assets at	Average Net	Average Net	Fee
	Beginning	Investment	from	Investment	Investment	Investment	Total	Value, End	Return	End of Period	Assets	Assets	Reductions)
	of Period	Income	Investments	Activities	Income	Transactions	Distributions	of Period	(a)	(000's)	(b)	(b)	(b)
Class D Shares
Six Months Ended April 30, 2021
(unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$112,116	0.08%	0.02%	0.51%
Year Ended October 31, 2020	1.00	—	—	—	—	—	—	1.00	0.44%	146,852	0.35%	0.42%	0.52%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.79%	143,506	0.50%	1.79%	0.53%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.17%	308,136	0.50%	1.12%	0.53%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.29%	257,062	0.49%	0.28%	0.55%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	—%	214,041	0.28%	—%	0.55%
Class E Shares
October 31, 2016 through August 10,
2017(c)	1.00	—	—	—	—	—	—	1.00	0.29%	—	0.25%	0.37%	0.29%
July 12, 2016(d) through October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	1	—%	0.37%	0.33%
Class I Shares
Six Months Ended April 30, 2021
(unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$1,967,764	0.07%	0.02%	0.16%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.64%	2,278,404	0.14%	0.37%	0.16%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.16%	879,396	0.14%	2.13%	0.18%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.54%	707,804	0.14%	1.53%	0.18%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.64%	861,944	0.14%	0.65%	0.19%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.13%	346,399	0.16%	0.13%	0.20%
Intermediary Class Shares
Six Months Ended April 30, 2021
(unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$390,155	0.07%	0.02%	0.31%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.63%	265,607	0.16%	0.48%	0.32%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.14%	165,842	0.16%	2.10%	0.33%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.49%	169,827	0.16%	1.54%	0.33%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.44%	1	0.18%	0.44%	0.34%
July 12, 2016(d) through October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	1	—%	0.37%	0.38%
Intermediary Service Class Shares
Six Months Ended April 30, 2021
(unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$780,507	0.06%	0.02%	0.36%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.61%	176,037	0.17%	0.47%	0.37%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12%	86,073	0.18%	2.10%	0.38%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.49%	51,220	0.18%	1.54%	0.38%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.58%	22,016	0.20%	0.58%	0.40%
July 12, 2016(d) through October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.10%	18,108	0.20%	0.14%	0.48%
Class Y Shares
Six Months Ended April 30, 2021
(unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$301,204	0.08%	0.02%	0.26%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.56%	536,101	0.22%	0.63%	0.27%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.05%	751,584	0.25%	2.03%	0.28%

18	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. TREASURY MONEY MARKET FUND

Financial Highlights (continued)

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net										Ratio of
			Realized										Expenses
			and									Ratio of Net	to Average
			Unrealized								Ratio of Net	Investment	Net Assets
	Net Asset		Gains			Net Realized					Expense to	Income to	(Excluding
	Value,	Net	(Losses)	Total from	Net	Gains from		Net Asset	Total	Net Assets at	Average Net	Average Net	Fee
	Beginning	Investment	from	Investment	Investment	Investment	Total	Value, End	Return	End of Period	Assets	Assets	Reductions)
	of Period	Income	Investments	Activities	Income	Transactions	Distributions	of Period	(a)	(000's)	(b)	(b)	(b)
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.43%	697,972	0.25%	1.37%	0.28%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.53%	1,101,219	0.25%	0.56%	0.29%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.04%	697,866	0.25%	0.04%	0.30%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Closed operations on August 10, 2017.
(d)	Commencement of operations on July 12, 2016.
Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	19

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2021, the Trust is composed of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund

Financial statements for all other funds of the Trust are published separately.

Both of the Funds are government money market funds (as defined in Rule 2a-7) and seek to maintain a stable net asset value (“NAV”) of $1.00 per share, although it is possible to lose money by investing in the Funds. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the Funds has eight classes of shares: Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class Y Shares. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. Class C Shares are not offered for sale, but are offered as an exchange option for Class C shareholders of the Trust’s other funds. No sales charges are assessed with respect to Class A, Class D, Class E, Class I, Intermediary Class, Intermediary Service Class or Class Y Shares of the Funds. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class- related expenses, voting rights on matters affecting a single class of shares, and exchange privileges.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, provided that certain conditions are met. Generally, amortized cost approximates fair value. Investments in other money market funds are priced at NAV as reported by such investment companies. Repurchase agreements are valued at original cost. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between

20	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

Repurchase Agreements:

The U.S. Government Money Market Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Government Money Market Fund may also enter into a repurchase agreement with the Federal Reserve Bank of New York, the Fixed Income Clearing Corporation, or certain counterparties approved by the Investment Adviser (as defined in Note 4). The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations under adverse market conditions. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Cash:

Cash is held in deposit accounts at the Funds’ custodian bank, The Northern Trust Company (“Custodian”), and is a significant portion of the net assets, which may exceed the amount insured by the Federal Deposit Insurance Corporation (“FDIC”). To the extent that such balances exceed FDIC insurance limits, the Funds are subject to the creditworthiness of the Custodian.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared daily and distributed monthly from each Fund. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent

HSBC FAMILY OF FUNDS	21

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal IncomeTaxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at NAV as reported by such money market funds and are typically categorized as Level 1 in the fair value hierarchy.

22	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

The following is a summary of the valuation inputs used as of April 30, 2021 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Fund.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Government Money Market Fund
Investment Securities:
U.S. Government and Government
Agency Obligations	—	10,889,114,075	—	10,889,114,075
U.S. Treasury Obligations	—	13,638,034,189	—	13,638,034,189
Investment Companies	3,558,109,461	—	—	3,558,109,461
Repurchase Agreements	—	10,639,999,483	—	10,639,999,483
Total Investment Securities	3,558,109,461	35,167,147,747	—	38,725,257,208

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	3,751,691,444	—	3,751,691,444
Total Investment Securities	—	3,751,691,444	—	3,751,691,444

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services in this capacity, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at an annual rate of 0.10%.

HSBC also provides operational support services to the Funds pursuant to an Operational Support Services Agreement in connection with the operation of certain classes of shares of the Funds. For its services in this capacity, HSBC is entitled to receive a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares, Class C Shares, Class D Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class Y Shares, at an annual rate of 0.10%.

HSBC has entered into agreements with certain financial intermediaries (the “Servicers”) to provide recordkeeping, reporting and processing services to the Funds. The Servicers are paid by the Investment Adviser, and not by the Funds, for these services. Since these fees are paid for by the Investment Adviser, they do not represent an additional charge to the Funds or their shareholders and are not reflected in the Funds’ expenses.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Funds (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust. For the six-month period ended April 30, 2021, the effective annualized rate was 0.032%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate

HSBC FAMILY OF FUNDS	23

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

net assets of the Trust subject to certain allocations in cases where one fund invests some or all of its assets in another fund.

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $156,958 for the six-month period ended April 30, 2021, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for each Fund under the Services Agreement. As fund accountant, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursements of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services and money market fund reporting services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) serves the Trust as Distributor. The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00% and 0.25% of the average daily net assets of Class A Shares (currently not being charged), Class C Shares (currently charging 0.75%) and Class D Shares (currently not being charged) of the Funds, respectively. For the six-month period ended April 30, 2021, Foreside received $145 in commissions from sales of the Trust.

Expenses reduced during the six-month period ended April 30, 2021 are reflected on the Statements of Operations as “Fees voluntarily reduced by Distributor”, as applicable.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which includes HSBC and its affiliates) for providing various shareholder services. As disclosed in the Statements of Operations, for the current fiscal period certain amounts of the Shareholder Servicing Fees have been waived by those shareholder servicing agents, including HSBC and its affiliates. Expenses reduced during the six-month period ended April 30, 2021 are reflected on the Statements of Operations as “Fees voluntarily

24	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

reduced by Shareholder Servicing Agent.” For performing these services, the shareholder servicing agents are entitled to receive a fee that is computed daily and paid monthly up to the following:

Share Class	Fee Rate (%)
Class A Shares	0.60%*
Class C Shares	0.25%
Class D Shares	0.25%
Class E Shares	0.10%
Intermediary Class Shares	0.05%
Intermediary Service Class Shares	0.10%
____________________

*	Currently charging 0.40%

The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed, in the aggregate, the following:

Share Class	Fee Rate (%)
Class A Shares	0.60%
Class C Shares	1.00%
Class D Shares	0.25%
Class E Shares	0.10%
Intermediary Class Shares	0.05%
Intermediary Service Class Shares	0.10%

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

DST Asset Manager Solutions, Inc. (“DST”) provides transfer agency services for each Fund. As transfer agent, DST receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board of Trustees (the “Board”). The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2022 the total annual expenses of certain classes of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to each Fund’s investments in investment companies, as applicable.

HSBC FAMILY OF FUNDS	25

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

The applicable classes of each Fund have their own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual
		Expense
	Class	Limitations (%)
U.S. Government Money Market Fund	E	0.25
U.S. Government Money Market Fund	I	0.14
	Intermediary Class
U.S. Government Money Market Fund	Shares	0.18
	Intermediary Service
U.S. Government Money Market Fund	Class Shares	0.20
U.S. Treasury Money Market Fund	E	0.25
U.S. Treasury Money Market Fund	I	0.14
	Intermediary Class
U.S. Treasury Money Market Fund	Shares	0.18
	Intermediary Service
U.S. Treasury Money Market Fund	Class Shares	0.20

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. As of April 30, 2021, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	Total ($)
U.S. Government Money Market Fund	1,330,512	1,881,829	1,734,355	195,009	5,141,705
U.S. Treasury Money Market Fund	764,730	649,884	482,618	147,166	2,044,398

In addition to the contractual expense limitation agreement with the Funds, in an effort to avoid a negative yield for the Funds, the Investment Adviser, working in conjunction with the Funds’ other service providers, has voluntarily undertaken through a combination of waivers and reductions in fees and expenses, including shareholder servicing fees, to temporarily limit net operating expenses in excess of each Fund’s daily yield. The Investment Adviser may terminate these temporary waiver and expense limitation efforts at any time and shareholders should not expect these temporary waiver and expense limitation efforts to continue indefinitely.

In addition, Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/ reimbursed by the Investment Adviser, Administrator and Citi as Sub-Administrator are reported separately on the Statements of Operations, as applicable.

During the six-month period ended April 30, 2021, the following amounts of expenses were voluntarily and contractually waived:

							Intermediary	Intermediary
	Class A ($)	Class C ($)	Class D ($)	Class E ($)	Class I ($)	Class Y ($)	Class ($)	Service ($)	Total ($)
U.S. Government Money
Market Fund	4,111	—	4,175,402	—	8,568,537	974,177	1,283,702	702,208	15,708,137
U.S. Treasury Money
Market Fund	—	—	285,358	—	1,202,731	450,425	405,171	488,112	2,831,797

26	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

The Funds have entered into an arrangement with their Custodian whereby credits realized as a result of uninvested cash balances are used to reduce the Custodian’s expenses. Expenses reduced during the six-month period ended April 30, 2021 are reflected on the Statements of Operations as “Custody earnings credits,” as applicable.

Overdraft Facility:

The Funds have entered into an arrangement with the Custodian whereby an uncommitted, secured overdraft facility is made available to meet unanticipated end-of-day liquidity needs of the Funds which cannot be fulfilled by trading activities. The interest rate on overdraft amounts is calculated at an annual rate of 0.50% plus the Federal Funds Rate. The overdraft facility is limited to $750,000,000 and $50,000,000 for the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund, respectively. As of April 30, 2021, the Funds did not have any overdrafts outstanding. Fees incurred during the six-month period ended April 30, 2021 by the Funds on overdrafts are reflected on the Statements of Operations within the “Custodian” expenses, and were as follows:

Total ($)
U.S. Government Money Market Fund	4,523
U.S. Treasury Money Market Fund	3,341

Affiliated Securities Transactions:

The Funds are permitted to effect purchase and sale transactions with affiliated funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended April 30, 2021, the Funds did not engage in 17a-7 transactions.

5. Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. A low or negative interest rate environment poses additional risks to a Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Interest rates in the United States are currently at historically low levels. Certain countries have already experienced negative interest rates on certain fixed-income instruments. Low or negative interest rates may continue for the foreseeable future. Very low or negative interest rates may magnify interest rate risk.

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

U.S. Government Securities Risk: There are different types of U.S. Government Securities with different levels of credit risk. U.S. Government Securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity,

HSBC FAMILY OF FUNDS	27

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

6. Federal Income Tax Information:

As of the tax year ended October 31, 2020, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
				Appreciation/
		Tax Unrealized	Tax Unrealized	(Depreciation)
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	($)*
U.S. Government Money Market Fund	31,944,147,473	—	(416,135)	(416,135)
U.S. Treasury Money Market Fund	3,702,794,355	—	(13,998)	(13,998)
____________________

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2020, was as follows:

	Distributions paid from
			Total
	Ordinary Income	Total Taxable	Distributions
	($)	Distributions ($)	Paid ($)(1)
U.S. Government Money Market Fund	138,077,495	138,077,495	138,077,495
U.S. Treasury Money Market Fund	15,072,170	15,072,170	15,072,170
____________________

(1)	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

		Undistributed			Unrealized	Total
	Undistributed	Long-Term			Appreciation/	Accumulated
	Ordinary	Capital Gains	Accumulated	Distributions	(Depreciation)	Earnings/
	Income ($)	($)	Earnings ($)	Payable ($)	($)(1)	(Deficit) ($)
U.S. Government Money
Market Fund	806,013	38,174	844,187	(356,759)	(416,135)	903,563
U.S. Treasury Money
Market Fund	52,543	—	52,543	(4,615)	(13,998)	61,926
____________________

(1)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales.

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

7. Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

28	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

Number of
	shareholders with		Number of
	ownership of		shareholders with
	voting securities		ownership of
	of the Portfolio		voting securities
	greater than		of the Portfolio
	10% and less		greater than
	than 25% of the	Percentage owned	25% of the	Percentage owned
	total Portfolio’s	in aggregate	total Portfolio’s	in aggregate by
	outstanding	by 10% - 25%	outstanding	greater than 25%
	voting securities	shareholders (%)	voting securities	shareholders (%)
U.S. Government Money Market Fund	2	29	—	—
U.S. Treasury Money Market Fund	—	—	1	26*
____________________

*	Owned by the Investment Adviser or an affiliate.

8. Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of April 30, 2021.

HSBC FAMILY OF FUNDS	29

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in-person meeting for an initial period of up to two years and thereafter on an annual basis. In light of the current and potential effects of COVID-19, the U.S. Securities and Exchange Commission (the “SEC”) has granted temporary exemptive relief from this in-person approval requirement pursuant to an exemptive order under Section 6(c) and Section 38(a) of the 1940 Act (the “Exemptive Order”). A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with approving the renewal of the investment advisory and sub-advisory agreements for each series of the Trust (each, a “Fund”) and the conclusions the Independent Trustees and Board reached in considering the factors are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

On October 23, 2020 and December 15, 2020, the Independent Trustees met separately in executive sessions that took place via Zoom (the “Executive Sessions”) to consider the renewal of the: (i) Investment Advisory Contract and related Supplements (“Advisory Contracts”) between the Trust and HSBC Global Asset Management (USA) Inc. (“Advisor”) and (ii) Sub-Advisory Agreement (“Sub-Advisory Contract” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and the investment sub-adviser (“Sub-Adviser”) on behalf of one of the Funds. At the December 16, 2020 meeting of the Board, which took place via Zoom (the “December Meeting”), the Board, relying on the Exemptive Order, unanimously voted to approve the continuation of the Agreements.

Prior to the December Meeting and Executive Sessions, the Independent Trustees requested, received and reviewed information to help them evaluate the renewal of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Adviser provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Adviser, as available; (v) fees received or to be received by the Adviser and Sub-Adviser, including in comparison to the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison to the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and the Sub-Adviser; (viii) compliance-related matters pertaining to the Adviser and Sub-Adviser; (ix) regulatory developments, including rulemaking initiatives of the SEC; and (x) other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Adviser under their respective Agreements. In light of the COVID-19 pandemic and consequential market downturn, the Independent Trustees requested that in providing the aforementioned information, the Adviser consider whether any discussion of any issues arising as a direct or indirect result of the pandemic is warranted, specifically with respect to the pandemic’s effect on the Adviser’s personnel, operations, profitability, or any other aspect of the Adviser’s business.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the Executive Sessions. During the October 23, 2020 Executive Session and prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the December Meeting and Executive Sessions; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trust’s arrangements with the unaffiliated Sub-Adviser to the Trust, Westfield Capital Management Company, LP (“Westfield”); (iv) the fees paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operational Support Services Agreement, and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (v) regulatory considerations; (vi) the Adviser’s multi-manager function and the level of oversight services provided to the HSBC Opportunity Portfolio; (vii) the Adviser’s advisory services with respect

30	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

to the Funds that are money market funds (“Money Market Funds”); (viii) the Adviser’s profitability and direct and indirect expenses; and (ix) additional information provided by the Adviser at the request of the Independent Trustees, following the October 23, 2020 Executive Session.

In addition, the Board took into consideration its overall experience with the Adviser and the Sub-Adviser, and its experience with them during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and the Sub-Adviser. As a result of this process, at the meeting held on December 16, 2020, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations on a Fund-by-Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the assets of the HSBC Family of Funds; (iv) the Adviser’s ongoing commitment to the Funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel; (vi) the effects of the COVID-19 pandemic on the Adviser’s ability to oversee the Trust and manage the day-to-day operations of the Funds in a completely remote working environment; and (vii) the support, in terms of personnel, allocated by the Adviser to the Funds.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities with respect to the Funds’ compliance policies and procedures and investment objectives, and in overseeing the Sub-Adviser’s compliance with the same. Furthermore, the Board took into consideration the extent and amount of work being undertaken to manage the Money Market Funds in a challenging interest rate environment.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Adviser provides to the HSBC Opportunity Portfolio. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Adviser and the Sub-Adviser’s portfolio management team, its experience, and the quality of its compliance programs, among other factors.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Adviser supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Adviser.

In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including the sub-advisory fees paid to Westfield, recent performance, recent performance as compared to the competitive peers of the HSBC Opportunity Portfolio, and Westfield’s efforts to obtain best execution.

In the context of the HSBC High Yield Fund and HSBC Strategic Income Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Board also considered each Fund’s current expense ratios compared to its peers, and the current asset size of each Fund.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance and their competitiveness.

HSBC FAMILY OF FUNDS	31

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Adviser and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with each Fund. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Adviser.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Adviser, as available; the relative portions of the total advisory fees paid to the Sub-Adviser and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Adviser. In the context of the HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structure. In addition, the Board discussed the distinction between the services provided by the Adviser to the HSBC Opportunity Portfolio pursuant to the Advisory Contract and the services provided by the Sub-Adviser pursuant to the Sub-Advisory Contract. The Board also considered information on profitability where provided by the Sub-Adviser.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the HSBC Opportunity Portfolio’s Sub-Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Adviser had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Adviser with respect to the benefits they may derive from their relationships with the Funds, including the fact that Westfield has “soft dollar” arrangements with respect to HSBC Opportunity Portfolio brokerage and therefore may have access to research and other permissible services. Finally, the Board considered, based on information provided by the Adviser, changes to the Adviser’s business strategy which would directly impact the Trust during the term for which the Agreements were to be approved.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present at the Meeting (including a separate unanimous vote of the Independent Trustees present at the Meeting) approved the continuation of each Agreement.

32	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning November 1, 2020 and held through the period ended April 30, 2021.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended April 30, 2021.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HSBC FAMILY OF FUNDS	33

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2021 (Unaudited)

					Hypothetical
			Actual		(5% return before expenses)
	Annualized	Beginning	Ending		Ending
	Expense	Account	Account	Expenses	Account	Expenses
	Ratio During	Value	Value	Paid During	Value	Paid During
	Period	11/1/20	4/30/21	Period(1)	4/30/21	Period(1)
U.S. Government Money Market
Fund - Class A	0.10%	$1,000.00	$1,000.10	$0.50	$1,024.30	$0.50
U.S. Government Money Market
Fund - Class D	0.10%	1,000.00	1,000.10	0.50	1,024.30	0.50
U.S. Government Money Market
Fund - Class I	0.08%	1,000.00	1,000.10	0.40	1,024.40	0.40
U.S. Government Money Market
Fund - Intermediary Class	0.07%	1,000.00	1,000.10	0.35	1,024.45	0.35
U.S. Government Money Market
Fund - Intermediary Service Class	0.08%	1,000.00	1,000.10	0.40	1,024.40	0.40
U.S. Government Money Market
Fund - Class Y	0.11%	1,000.00	1,000.00	0.55	1,024.25	0.55
U.S. Treasury Money Market Fund -
Class D	0.08%	1,000.00	1,000.10	0.40	1,024.40	0.40
U.S. Treasury Money Market Fund -
Class I	0.07%	1,000.00	1,000.10	0.35	1,024.45	0.35
U.S. Treasury Money Market Fund -
Intermediary Class	0.07%	1,000.00	1,000.10	0.35	1,024.45	0.35
U.S. Treasury Money Market Fund -
Intermediary Service Class	0.06%	1,000.00	1,000.10	0.30	1,024.50	0.30
U.S. Treasury Money Market Fund -
Class Y	0.08%	1,000.00	1,000.10	0.40	1,024.40	0.40
____________________

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

34	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds disclose on the Investment Adviser’s website within five business days after the end of each month a complete schedule of portfolio holdings and certain other information, including the dollar-weighted average portfolio maturity and dollar-weighted average portfolio life. In addition, each Fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The Funds’ Form N-MFP filings will be available on the SEC’s website, and the Investment Adviser’s website will contain a link to such filings.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS	35

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183

TRANSFER AGENT

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-MMF-0621	06/21

HSBC Funds

Semi-Annual Report
April 30, 2021

EQUITY FUNDS	Class A	Class C	Class I
HSBC Opportunity Fund	HSOAX	HOPCX	RESCX

Table of Contents
HSBC Family of Funds
Semi-Annual Report - April 30, 2021

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Table of Shareholder Expenses	20
Portfolio Composition	21

Schedule of Portfolio Investments
HSBC Opportunity Portfolio	22
Statement of Assets and Liabilities	24
Statement of Operations	25
Statement of Changes in Net Assets	26
Financial Highlights	27
Notes to Financial Statements	28
Investment Adviser Contract Approval	34
Operation and Implementation of the Liquidity Risk Management Program	37
Table of Shareholder Expenses	38
Other Information	39

Glossary of Terms

Bloomberg Barclays Global Aggregate Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

ICE BofA U.S. High Yield Constrained Index is an index that contains all of the securities in the ICE BofA U.S. High Yield Index, but caps issuer exposure at 2%. The ICE BofA U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed markets countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500TM Growth Index is an index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2	HSBC FAMILY OF FUNDS

Commentary From the Investment Manager (Unaudited)
HSBC Global Asset Management (USA) Inc.

Global Economic Review

The global economy entered the restoration phase of the economic cycle during the six-month period ending April 30, 2021. This phase was marked by more moderate growth relative to the economic growth experienced earlier in 2020. Economic recovery during the period was uneven across major economies, however, due in large part to regional differences in the rollout of COVID-19 vaccines, the resurgence of the virus in some areas of the world, and national approaches to monetary policy.

In the final months of 2020, positive news around vaccines and progress on U.S. fiscal stimulus helped drive optimism about the global economy. China in particular, and industrialized Asia in general, generally outperformed in terms of economic growth in late 2020. China’s economy benefited from strong growth in its services sector and expectations for more stable trade relations with the U.S. The progress of China’s economic recovery by the end the year drove expectations that the People’s Bank of China would develop a more hawkish tone, with more of a focus on liquidity and targeted stimulus.

Meanwhile, the U.S. economy made gains in late 2020 amid positive data around personal spending, capital goods shipments and home sales, even as weakness persisted around job growth and personal income. The prospects of continued economic growth carried into 2021 with support from rising consumer spending and strength in the housing market. The Biden administration’s multi-trillion-dollar infrastructure and social welfare spending plans further boosted optimism for continued strength in the economic recovery. U.S. GDP grew at an annualized rate of 4.3% in the fourth quarter of 2020, followed by a gain of 6.4% in the first quarter of 2021. The U.S. unemployment rate fell from 6.7% in November 2020 down to 6.1% in April 2021—the latter represented a slight increase from a recent low of 6.0% in March 2021.

In Europe and the U.K., national lockdowns in late 2020 triggered by a resurgence of COVID-19 weighed on economic growth. Uncertainty around ongoing Brexit negotiations generated additional economic headwinds in the region, although the December announcement of an agreement between the U.K. and the European Union on a post-Brexit strategy helped ease those concerns. While the U.K. economy did relatively well as the period under review continued, economic growth in the eurozone remained structurally weak throughout the opening months of 2021 as the region continued to deal with COVID-19-related lockdowns.

For its part, Japan struggled to roll out its supply of COVID-19 vaccines, which was viewed as key to unleashing growth in its domestic spending. Constraints on the Bank of Japan’s policy options continued to fuel uncertainty over the nation’s ability to generate economic growth.

Emerging markets economies largely lagged during the end of 2020 amid tightening COVID-19 restrictions in Russia, low oil prices, and weak tourism in the Middle East and North Africa. As the new year began, emerging markets economies continued to face economic headwinds in the form of slow COVID-19 vaccine rollouts and resurging virus cases. In particular, India’s economic recovery was derailed in April when a second wave of infections led to further lockdowns and a health care crisis in the nation.

Continued robust policy support by most central banks, with the notable exception of the People’s Bank of China, helped drive optimism for future economic growth. In the U.S., the Federal Reserve signaled its intentions to keep short-term interest rates low, even as concerns about rising inflation helped drive long-term interest rates higher, leading to a steeper yield curve. The prospects of higher inflation increased throughout the six-month period and the annual inflation rate increased to 2.6% in March 2021 and then again to 4.2% in April, which is up from 1.2% in November 2020.

Market review

Global equity markets posted strong gains for the six-month period despite volatility in January 2021 amid concerns over resurging COVID-19 cases and the spread of new variants. In the U.S., small- and mid-cap stocks generally outperformed their large-cap counterparts for the period, particularly in the opening months of 2021. The Russell 2000 Index1 of small-cap stocks returned 48.06% for the six months under review, compared to a 30.03% return for the Russell 1000 Index1 of large-cap stocks. Value stocks outperformed growth-oriented companies at the start of 2021. Investors grew concerned about the potential impacts of rising inflation on growth stocks’ earnings projections.

International equities posted strong absolute returns but trailed the performance of U.S. stocks. The MSCI EAFE Index1 of developed-market international stocks rose 28.84% (NR), while the MSCI Emerging Markets Index1 returned 22.95% (NR).

Global fixed income markets struggled due to inflation concerns in the U.S. and the high level of new debt issued by European governments. U.S. Treasuries remained attractive throughout the period relative to European government bond valuations. Spreads on corporate bonds tightened across most developed markets, and through the first four months of 2021, with all but the high-yield indexes posting negative returns. The Bloomberg Barclays U.S. Aggregate Bond Index1, which tracks investment-grade bonds in the U.S. market, returned -1.52% for the six-month period under review. By comparison, the ICE BofA Merrill Lynch U.S. High Yield Index1, which tracks high-yield bonds in the U.S. market, returned 8.12% over the same time period. The Bloomberg Barclay’s Global Aggregate Bond Index1, which tracks the broader global investment-grade fixed income market, generally outperformed the comparable U.S. market, with a -0.17% return for the six-month period.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS	3

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund
(Class A Shares, Class C Shares and Class I Shares)

by William A. Muggia, Committee Lead/Portfolio Manager
Richard D. Lee, CFA, Portfolio Manager
Ethan J. Myers, CFA, Portfolio Manager
John M. Montgomery, Portfolio Manager
Westfield Capital Management Company, L.P.

The HSBC Opportunity Fund (the “Fund”) seeks long-term growth of capital by investing, under normal circumstances, primarily in equity securities of small- and mid-cap companies. Small- and mid-cap companies generally are defined as those that have market capitalizations within the range of market capitalizations represented in the Russell 2500TM Growth Index1. The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Fund employs a two-tier structure, commonly referred to as a “master-feeder” structure, in which the Fund invests all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”). The Portfolio employs Westfield Capital Management Company, L.P. as its subadviser.

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Equity investments fluctuate in value based on changes to an individual company’s financial condition and overall market conditions. The Fund is also subject to market risk, which is the risk that the value of the Fund’s portfolio investments may decline due to changing market conditions. Market conditions may be negatively impacted by events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness, or other public health threats. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. Investing in smaller companies is more risky and volatile than investing in large companies. Growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Portfolio’s securities. Securities of companies considered growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory, and economic uncertainty.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2021, the Fund returned 33.25% for its Class A shares (no load). That compared to a 32.00% return for the Russell 2500TM Growth Index1, the Fund’s primary benchmark.

Portfolio Performance

U.S. equities performed strongly during the six-month period, extending a streak of four consecutive quarters of positive performance that began with the rebound from the market dip of March 2020. Equities started the period posting strong returns through the end of 2020, supported by the $900 billion federal stimulus approved in December. Markets turned negative in January 2021 on fears of rising COVID-19 cases, but regained their upward momentum as trends among COVID-19 cases improved, vaccine rollouts accelerated, and regions of the U.S. began to reopen. A new round of stimulus in March supported consumer spending which helped boost stocks, as did the Biden administration’s announcement of its $2.25 trillion American Jobs Plan. The Federal Reserve continued its dovish tone toward supportive monetary policy despite rising concerns about inflation, which also helped raise investor optimism about the strength of the ongoing economic recovery. Stocks that benefited directly from the pandemic recovery, including many offerings in the industrials and consumer discretionary sectors, performed especially well during the period. The consumer discretionary, financials, and real estate sectors were the largest contributors to the Fund’s performance on an absolute basis.

The Fund outperformed its primary benchmark for the period under review. The consumer discretionary sector was the largest contributor to relative performance, driven by strong stock selection. In particular, the Fund benefited from its investment in an online fashion retailer that managed its business efficiently despite pandemic-related headwinds. The Fund’s investment in a recreational vehicles manufacturer also added to relative results, as the company benefited from high consumer demand and tight inventory. Stock selection within the financials sector also boosted relative returns, especially a full-service commercial bank that benefitted from increased investor interest in cryptocurrency assets.

Stock selection in the health care sector was the largest detractor from the Fund's relative returns. Specifically, the Fund's life sciences and biotechnology stocks dragged on returns, as the biotech industry experienced a volatile first quarter.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund

			Average Annual			Expense
Fund Performance			Total Returns (%)			Ratio (%)[4]
	Inception	Six
As of April 30, 2021	Date	Months*	1 Year	5 Year	10 Year	Gross	Net
HSBC Opportunity Fund Class A1	9/23/96	26.63	58.57	18.40	12.05	7.29	1.65
HSBC Opportunity Fund Class C2	11/4/98	31.73	64.91	18.75	12.20	8.04	2.40
HSBC Opportunity Fund Class I†	9/3/96	33.36	67.35	20.12	13.15	1.63	1.10
Russell 2500 GrowthTM Index[3]	—	32.00	67.27	20.51	14.21	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2022.

Certain returns shown include monies received by the Portfolio, in which the Fund invests, in respect of one-time class action settlements and monies received by the Fund from a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

*	Aggregate Total Return.
†	The Class I Shares are issued by a separate series of the HSBC Funds.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
3	For additional information, please refer to the Glossary of Terms.
4	Reflects the expense ratio as reported in the prospectus dated February 28, 2021. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.65%, 2.40% and 1.10% for Class A Shares, Class C and Class I Shares, respectively. The expense limitations shall be in effect until March 1, 2022. Additional information pertaining to the April 30, 2021 expense ratios can be found in the financial highlights.

The Fund’s performance is measured against the Russell 2500TM Growth Index, an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The performance for the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS	5

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2021 (Unaudited)

	HSBC Opportunity Fund	HSBC Opportunity Fund (Class I)
Assets:
Investments in Affiliated Portfolio	12,079,108	118,348,409
Receivable for capital shares issued	1,054	27,302
Receivable from Investment Adviser	55,185	70,814
Prepaid expenses and other assets	13,012	11,081
Total Assets	12,148,359	118,457,606

Liabilities:
Accrued expenses and other payables:
Administration	156	1,521
Distribution fees	24	—
Shareholder Servicing	1,727	—
Accounting	1,879	1,525
Compliance Services	5,337	5,337
Printing	4,364	14,903
Professional	50,001	49,948
Transfer Agent	14,889	22,294
Trustee	3,794	3,795
Other	44	852
Total Liabilities	82,215	100,175
Net Assets	$12,066,144	$118,357,431

Composition of Net Assets:
Paid in capital	$7,142,988	$60,200,160
Total distributable earnings/(loss)	4,923,156	58,157,271
Net Assets	$12,066,144	$118,357,431

Net Assets:
Class A Shares	$12,028,114	$—
Class C Shares	38,030	—
Class I Shares	—	118,357,431
Total	$12,066,144	$118,357,431

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	889,497	—
Class C Shares	6,318	—
Class I Shares	—	6,632,675

Net Asset Value, Offering Price (Class C and Class I) and Redemption Price per share:
Class A Shares	$13.52	$—
Class C Shares(a)	$6.02	$—
Class I Shares	$—	$17.84
Maximum Sales Charge:
Class A Shares	5.00%	—%
Maximum Offering Price per share (Net Asset Value / (100%-maximum sales charge))
Class A Shares	$14.23	$—
Investments in Affiliated Portfolio, at Cost	$9,351,728	$87,773,137
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

(a)	Redemption price per share varies by length of time shares are held.

6	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Statements of Operations—as of April 30, 2021 (Unaudited)

	HSBC	HSBC
	Opportunity	Opportunity
	Fund	Fund (Class I)
Net Investment Income Allocated from Affiliated Portfolio:
Investment income from Affiliated Portfolio	26,895	268,143
Expenses from Affiliated Portfolio	(67,069)	(679,034)
Net Investment Income from Affiliated Portfolio	(40,174)	(410,891)

Expenses:
Administration:
Class A Shares	896	—
Class C Shares	3	—
Class I Shares	—	9,158
Distribution:
Class C Shares	147	—
Shareholder Servicing:
Class A Shares	12,812	—
Class C Shares	43	—
Accounting	9,382	6,940
Compliance Services	27,012	27,012
Printing	3,169	13,523
Professional	75,408	75,352
Transfer Agent	95,117	109,664
Trustee	66,920	66,919
Registration fees	13,506	11,655
Other	21,347	19,038
Total expenses before fee and expense reductions	325,762	339,261
Fees voluntarily reduced/reimbursed by Investment Adviser	(5,602)	—
Fees contractually reduced/reimbursed by Investment Adviser	(300,238)	(391,757)
Net Expenses	19,922	(52,496)

Net Investment Income/(Loss)	(60,096)	(358,395)

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from Affiliated Portfolio	2,322,194	28,114,301
Change in unrealized appreciation/depreciation on investments from Affiliated Portfolio	803,317	5,652,608

Net realized/unrealized gains/(losses) on investments from Affiliated Portfolio	3,125,511	33,766,909
Change in Net Assets Resulting from Operations	$3,065,415	$33,408,514
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS 7

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC Opportunity Fund		HSBC Opportunity Fund (Class I)
	Six Months		Six Months
	Ended		Ended
	April 30,		April 30,
	2021	For the year ended	2021	For the year ended
	(Unaudited)	October 31, 2020	(Unaudited)	October 31, 2020
Investment Activities:
Operations:
Net investment income/(loss)	$(60,096)	$(80,100)	$(358,395)	$(532,577)
Net realized gains/(losses) from investments	2,322,194	784,472	28,114,301	11,485,875
Change in unrealized appreciation/depreciation on
investments	803,317	1,041,011	5,652,608	12,657,198
Change in net assets resulting from operations	3,065,415	1,745,383	33,408,514	23,610,496

Distributions to shareholders:
Class A Shares	(591,303)	(638,850)	—	—
Class C Shares	(4,962)	(10,418)	—	—
Class I Shares	—	—	(10,024,994)	(8,206,443)
Change in net assets resulting from distributions
to shareholders	(596,265)	(649,268)	(10,024,994)	(8,206,443)
Change in net assets resulting from capital
transactions	335,456	(361,257)	(26,985,022)	(9,369,425)
Change in net assets	2,804,606	734,858	(3,601,502)	6,034,628

Net Assets:
Beginning of period	9,261,538	8,526,680	121,958,933	115,924,305
End of period	$12,066,144	$9,261,538	$118,357,431	$121,958,933
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

8 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC Opportunity Fund		HSBC Opportunity Fund (Class I)
	Six Months		Six Months
	Ended		Ended
	April 30,		April 30,
	2021	For the year ended	2021	For the year ended
	(Unaudited)	October 31, 2020	(Unaudited)	October 31, 2020
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$156,052	$310,750	$—	$—
Dividends reinvested	566,123	617,808	—	—
Value of shares redeemed	(381,060)	(1,245,353)	—	—
Class A Shares capital transactions	341,115	(316,795)	—	—
Class C Shares:
Dividends reinvested	4,962	10,418	—	—
Value of shares redeemed	(10,621)	(54,880)	—	—
Class C Shares capital transactions	(5,659)	(44,462)	—	—
Class I Shares:
Proceeds from shares issued	—	—	2,461,387	9,559,317
Dividends reinvested	—	—	9,848,823	8,087,006
Value of shares redeemed	—	—	(39,295,230)	(27,015,748)
Class I Shares capital transactions	—	—	(26,985,020)	(9,369,425)

Change in net assets resulting from capital
transactions	$335,456	$(361,257)	$(26,985,020)	$(9,369,425)

SHARE TRANSACTIONS:
Class A Shares:
Issued	12,390	31,391	—	—
Reinvested	46,026	63,365	—	—
Redeemed	(29,916)	(130,418)	—	—
Change in Class A Shares	28,500	(35,662)	—	—
Class C Shares:
Reinvested	904	2,231	—	—
Redeemed	(1,857)	(10,878)	—	—
Change in Class C Shares	(953)	(8,647)	—	—
Class I Shares:
Issued	—	—	145,157	727,797
Reinvested	—	—	607,577	608,046
Redeemed	—	—	(2,434,875)	(2,083,351)
Change in Class I Shares	—	—	(1,682,141)	(747,508)
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS 9

HSBC OPPORTUNITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Net Expense to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b),(d)
Class A Shares
Six Months Ended April 30,
2021 (unaudited)	$10.71	$(0.07)	$3.56	$3.49	$—	$(0.68)	$(0.68)	$13.52	33.25%	$12,028	1.55%	(1.07)%	7.02%	45%
Year Ended October 31, 2020	9.42	(0.09)	2.10	2.01	—	(0.72)	(0.72)	10.71	22.05%	9,224	1.55%	(0.91)%	7.29%	94%
Year Ended October 31, 2019	10.70	(0.07)	0.59	0.52	—	(1.80)	(1.80)	9.42	8.77%	8,449	1.55%	(0.79)%	5.77%	81%
Year Ended October 31, 2018	11.24	(0.10)	0.82	0.72	—	(1.26)	(1.26)	10.70	6.46%	9,352	1.55%	(0.84)%	5.37%	77%
Year Ended October 31, 2017	9.94	(0.08)	2.68	2.60	—	(1.30)	(1.30)	11.24	29.00%	9,422	1.55%	(0.79)%	2.98%	80%
Year Ended October 31, 2016	10.34	(0.07)	(0.33)	(0.40)	—	—	—	9.94	(3.87)%	9,276	1.55%	(0.66)%	2.11%	96%
Class C Shares
Six Months Ended April 30,
2021 (unaudited)	$5.10	$(0.06)	$1.66	$1.60	$—	$(0.68)	$(0.68)	$6.02	32.73%	$38	2.30%	(1.81)%	7.72%	45%
Year Ended October 31, 2020	4.85	(0.08)	1.05	0.97	—	(0.72)	(0.72)	5.10	21.29%	37	2.30%	(1.65)%	8.13%	94%
Year Ended October 31, 2019	6.53	(0.08)	0.20	0.12	—	(1.80)	(1.80)	4.85	8.07%	77	2.30%	(1.54)%	6.60%	81%
Year Ended October 31, 2018	7.38	(0.11)	0.52	0.41	—	(1.26)	(1.26)	6.53	5.52%	116	2.30%	(1.60)%	6.08%	77%
Year Ended October 31, 2017	6.99	(0.11)	1.80	1.69	—	(1.30)	(1.30)	7.38	28.11%	454	2.30%	(1.54)%	3.71%	80%
Year Ended October 31, 2016	7.32	(0.10)	(0.23)	(0.33)	—	—	—	6.99	(4.51)%	475	2.30%	(1.41)%	2.88%	96%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

10 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY FUND (CLASS I)
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Net Expense to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b),(d)
Class I Shares
Six Months Ended April 30,
2021 (unaudited)	$14.67	$(0.05)	$4.79	$4.74	$—	$(1.57)	$(1.57)	$17.84	33.36%	$118,357	1.10%	(0.63)%	1.79%	45%
Year Ended October 31, 2020	12.79	(0.06)	2.85	2.79	—	(0.91)	(0.91)	14.67	22.58%	121,959	1.10%	(0.46)%	1.63%	94%
Year Ended October 31, 2019	14.38	(0.04)	0.81	0.77	—	(2.36)	(2.36)	12.79	9.25%	115,924	1.10%	(0.34)%	1.44%	81%
Year Ended October 31, 2018	15.40	(0.06)	1.12	1.06	—	(2.08)	(2.08)	14.38	6.96%	136,640	1.10%	(0.40)%	1.39%	77%
Year Ended October 31, 2017	13.27	(0.05)	3.65	3.60	—	(1.47)	(1.47)	15.40	29.53%	127,861	1.10%	(0.34)%	1.12%	80%
Year Ended October 31, 2016	13.72	(0.02)	(0.43)	(0.45)	—	—	—	13.27	(3.28)%	141,061	1.03%	(0.15)%	1.03%	96%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS 11

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2021, the Trust is composed of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC Opportunity Fund	Opportunity Fund
HSBC Opportunity Fund (Class I)	Opportunity Fund (Class I)

Financial statements for all other funds of the Trust are published separately.

Each Fund is a feeder fund in a master-feeder fund structure and seeks to achieve its investment objectives by investing all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”), which is a diversified series of the Trust with the same investment objective as the Funds. The Portfolio operates as the master fund in a master-feeder arrangement in which the feeder funds invest all or part of their investable assets in the Portfolio. The Funds’ proportionate ownership of the Portfolio was as follows:

Proportionate
Ownership
Interest on
Fund	April 30, 2021 (%)
Opportunity Fund	9.3
Opportunity Fund (Class I)	90.7

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolio should be read in conjunction with the financial statements of the Funds.

The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Opportunity Fund offers two classes of shares: Class A Shares and Class C Shares. The Opportunity Fund (Class I) offers one class of shares: Class I Shares. Class A Shares of the Opportunity Fund have a maximum sales charge of 5.00% as a percentage of the offering price. Class C Shares of the Opportunity Fund are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Opportunity Fund (Class I). Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make

12	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record their investments in the Portfolio at fair value. The notes to the Portfolio’s financial statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income:

The Funds record investments in the Portfolio on a trade date basis. The Funds record daily their proportionate share of income, expenses, changes in unrealized appreciation and depreciation and realized gains and losses derived from the Portfolio. In addition, the Funds accrue their own expenses daily as incurred.

Foreign Currency Translation:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared and distributed semiannually for the Funds.

Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

HSBC FAMILY OF FUNDS	13

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds record their investments in the Portfolio at fair value, which represents their proportionate ownership of the value of the Portfolios’ net assets. These investments are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as discussed more fully in the Notes to Financial Statements of the Portfolio included elsewhere in this report.

As of April 30, 2021, all investments were categorized as Level 2 in the fair value hierarchy.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Portfolio pursuant to an Investment Advisory Contract. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolios’ investments. The Funds are not directly charged any investment management fees.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Funds (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust. For the six-month period ended April 30, 2021, the effective annualized rate was 0.032%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one fund invests some or all of its assets in another fund. For assets invested in the Portfolio by the Funds, the Portfolio pays half of the administration fee and the Funds pay half, for a combination of the total fee rate set forth above.

14	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $156,958 for the six-month period ended April 30, 2021, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for each Fund under the Services Agreement. As fund accountant, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursements of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) serves the Trust as Distributor. The Trust, on behalf of the Funds has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25% and 1.00% of the average daily net assets of Class A Shares (currently not being charged) and Class C Shares (currently charging 0.75%) of the applicable funds, respectively. For the six-month period ended April 30, 2021, Foreside received $145 in commissions from sales of the Trust.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares and Class C Shares of the applicable funds. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed in the aggregate 0.50% annually of the average daily net assets of Class A Shares, and 1.00% of the average daily net assets of Class C Shares.

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

DST Asset Manager Solutions, Inc. (“DST”) provides transfer agency services for each Fund. As transfer agent, DST receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

HSBC FAMILY OF FUNDS	15

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board of Trustees (the “Board”). The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Other:

The Funds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative Services.”

The Funds may use related party broker-dealers. For the six-month period ended April 30, 2021, there were no brokerage commissions paid to broker-dealers affiliated with the Adviser.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2022 the total annual expenses of the Funds, including the allocated expenses from the Portfolio, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributable to the Funds’ investments in investment companies. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual Expense
	Class	Limitations (%)
Opportunity Fund	A	1.65
Opportunity Fund	C	2.40
Opportunity Fund (Class I)	I	1.10

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the six-month period ended April 30, 2021, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements.

As of April 30, 2021, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	Total ($)
Opportunity Fund	300,238	491,640	378,659	390,697	1,561,234
Opportunity Fund (Class I)	391,757	605,184	432,989	414,357	1,844,287

Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/ reimbursed by the Investment Adviser, Administrator and Citi as Sub-Administrator are reported separately on the Statements of Operations, as applicable.

16	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

5. Affiliated Investment Transactions:

A summary of each Fund’s investment in the Portfolio for the six-month period ended April 30, 2021 is as follows:

				Net	Change in
				Realized	Unrealized		Net
	Value			Gains/	Appreciation	Value	Income/
	10/31/2020	Contributions	Withdrawals	(Losses)	/Depreciation	04/30/2021	(Loss)
	($)	($)	($)	($)	($)	($)	($)
Opportunity Fund
Opportunity Portfolio	9,278,208	416,504	(700,941)	2,322,194	803,317	12,079,108	(40,174)
Total	9,278,208	416,504	(700,941)	2,322,194	803,317	12,079,108	(40,174)

Opportunity Fund (Class I)
Opportunity Portfolio	122,007,469	2,215,272	(39,230,349)	28,114,301	5,652,608	118,348,409	(410,892)
Total	122,007,469	2,215,272	(39,230,349)	28,114,301	5,652,608	118,348,409	(410,892)

6. Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect a Fund’s performance. A Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

7. Federal Income Tax Information:

As of the tax year ended October 31, 2020, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)*
Opportunity Fund	7,420,465	1,930,297	(72,554)	1,857,743
Opportunity Fund (Class I)	97,258,707	25,004,810	(256,048)	24,748,762
____________________

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

HSBC FAMILY OF FUNDS	17

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

The tax character of distributions paid by the Funds for the tax year ended October 31, 2020, was as follows:

	Distributions paid from
			Total
	Net Long-Term	Total Taxable	Distributions
	Capital Gains ($)	Distributions ($)	Paid ($)(1)
Opportunity Fund	649,268	649,268	649,268
Opportunity Fund (Class I)	8,206,443	8,206,443	8,206,443
____________________

(1)	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

		Undistributed		Unrealized	Total
	Undistributed	Long-Term		Appreciation/	Accumulated
	Ordinary	Capital Gains	Accumulated	(Depreciation)	Earnings/
	Income ($)	($)	Earnings ($)	($)(1)	(Deficit) ($)
Opportunity Fund	106,751	489,512	596,263	1,857,743	2,454,006
Opportunity Fund (Class I)	2,927,945	7,097,044	10,024,989	24,748,762	34,773,751
____________________

(1)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales.

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

8. Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

18	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

	Number of shareholders with ownership of voting securities of the Portfolio greater than 10% and less than 25% of the total Portfolio’s outstanding voting securities	Percentage owned in aggregate by 10% - 25% shareholders (%)	Number of shareholders with ownership of voting securities of the Portfolio greater than 25% of the total Portfolio’s outstanding voting securities	Percentage owned in aggregate by greater than 25% shareholders (%)
Opportunity Fund	—	—	1	65
Opportunity Fund (Class I)	2	38	1	34

9. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of April 30, 2021.

HSBC FAMILY OF FUNDS	19

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning November 1, 2020 and held through the period ended April 30, 2021.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended April 30, 2021.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these  transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Annualized	Beginning	Ending		Ending
	Expense	Account	Account	Expenses	Account	Expenses
	Ratio During	Value	Value	Paid During	Value	Paid During
	Period	11/1/20	4/30/21	Period(1)	4/30/21	Period(1)
Opportunity Fund - Class A	1.55%	$1,000.00	$1,332.50	$8.96	$1,017.11	$7.75
Opportunity Fund - Class C	2.30%	1,000.00	1,327.30	13.27	1,013.39	11.48
Opportunity Fund - Class I	1.10%	1,000.00	1,333.60	6.36	1,019.34	5.51
____________________

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

20	HSBC FAMILY OF FUNDS

Portfolio Reviews
Portfolio Composition* April 30, 2021 (Unaudited)

HSBC Opportunity Portfolio
Percentage of Investments
Investment Allocation	at Value (%)
Software	11.9
Biotechnology	10.0
Life Sciences Tools & Services	7.3
Building Products	6.0
Semiconductors & Semiconductor
Equipment	5.6
IT Services	5.2
Specialty Retail	4.2
Pharmaceuticals	4.2
Electrical Equipment	3.9
Machinery	3.7
Equity Real Estate Investment Trusts	3.3
Aerospace & Defense	3.2
Health Care Providers & Services	3.0
Chemicals	2.9
Communications Equipment	2.8
Internet & Direct Marketing Retail	2.4
Health Care Equipment & Supplies	2.2
Insurance	2.0
Professional Services	1.9
Entertainment	1.9
Capital Markets	1.8
Household Durables	1.7
Road & Rail	1.7
Hotels, Restaurants & Leisure	1.7
Leisure Products	1.6
Banks	1.1
Diversified Telecommunication
Services	1.1
Investment Companies	1.0
Textiles, Apparel & Luxury Goods	0.7
Total	100.0
____________________

*	Portfolio composition is subject to change.

HSBC FAMILY OF FUNDS	21

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2021 (Unaudited)

Common Stocks — 97.5%
	Shares	Value ($)
Aerospace & Defense — 3.1%
Hexcel Corp.(a)	34,730	1,959,119
Teledyne Technologies, Inc.(a)	4,720	2,113,380
		4,072,499
Banks — 1.1%
Signature Bank	5,760	1,448,698
Biotechnology — 9.9%
Acceleron Pharma, Inc.(a)	18,550	2,318,193
Ascendis Pharma AS, ADR(a)	14,127	2,047,991
Blueprint Medicines Corp.(a)	27,073	2,607,671
Ironwood Pharmaceuticals,
Inc.(a)	97,880	1,080,595
Mersana Therapeutics, Inc.(a)	38,920	619,996
Neurocrine Biosciences,
Inc.(a)	24,410	2,306,501
Novavax, Inc.(a)	2,190	518,877
Rocket Pharmaceuticals,
Inc.(a)	29,670	1,360,073
		12,859,897
Building Products — 5.9%
Advanced Drainage Systems,
Inc.	31,231	3,487,254
The AZEK Co., Inc.(a)	25,700	1,240,796
Trex Co., Inc.(a)	27,790	3,001,042
		7,729,092
Capital Markets — 1.8%
LPL Financial Holdings, Inc.	14,990	2,348,933
Chemicals — 2.8%
Celanese Corp., Series A	9,230	1,445,879
FMC Corp.	18,720	2,213,453
		3,659,332
Communications Equipment — 2.8%
F5 Networks, Inc.(a)	8,310	1,551,976
Lumentum Holdings, Inc.(a)	24,170	2,055,658
		3,607,634
Diversified Telecommunication Services — 1.1%
Cogent Communications
Holdings, Inc.	19,030	1,436,955
Electrical Equipment — 3.8%
Atkore, Inc.(a)	28,378	2,221,430
Enphase Energy, Inc.(a)	3,940	548,645
Sensata Technologies Holding
PLC(a)	38,450	2,220,103
		4,990,178
Entertainment — 1.8%
Zynga, Inc., Class A(a)	222,070	2,402,797
Equity Real Estate Investment Trusts — 3.3%
Douglas Emmett, Inc.	75,420	2,529,587
Lamar Advertising Co.	17,310	1,714,382
		4,243,969
Health Care Equipment & Supplies — 2.2%
Insulet Corp.(a)	9,753	2,879,281
Health Care Providers & Services — 2.9%
Oak Street Health, Inc.(a)	32,880	2,026,394
Quest Diagnostics, Inc.	13,330	1,757,961
		3,784,355
Hotels, Restaurants & Leisure — 1.7%
Darden Restaurants, Inc.	14,770	2,167,054
Household Durables — 1.7%
TopBuild Corp.(a)	9,910	2,203,786
Insurance — 1.9%
American Financial Group,
Inc.	20,690	2,541,973
Internet & Direct Marketing Retail — 2.4%
Etsy, Inc.(a)	6,990	1,389,542
Revolve Group, Inc.(a)	35,273	1,710,388
		3,099,930
IT Services — 5.1%
Black Knight, Inc.(a)	24,370	1,764,875
Gartner, Inc.(a)	10,110	1,980,347
Paya Holdings, Inc.(a)	100,110	1,117,228
WEX, Inc.(a)	8,995	1,845,864
		6,708,314
Leisure Products — 1.6%
BRP, Inc.	22,200	2,040,624
Life Sciences Tools & Services — 7.2%
BIO-RAD Laboratories, Inc.,
Class A(a)	4,980	3,138,047
Charles River Laboratories
International, Inc.(a)	7,770	2,583,136
ICON PLC(a)	12,160	2,638,112
Pacific Biosciences of
California, Inc.(a)	34,050	1,016,393
		9,375,688
Machinery — 3.7%
IDEX Corp.	8,080	1,811,536
Lincoln Electric Holdings, Inc.	13,680	1,751,724
Meritor, Inc.(a)	44,640	1,206,619
		4,769,879
Pharmaceuticals — 4.1%
Catalent, Inc.(a)	28,820	3,241,385
Horizon Therapeutics PLC(a)	22,440	2,123,273
		5,364,658
Professional Services — 1.9%
TransUnion	23,500	2,457,865
Road & Rail — 1.7%
Lyft, Inc., Class A(a)	39,250	2,184,655
Semiconductors & Semiconductor Equipment — 5.5%
Cirrus Logic, Inc.(a)	19,180	1,427,184
CMC Materials, Inc.	7,100	1,302,353
MKS Instruments, Inc.	12,710	2,276,488
Silicon Motion Technology
Corp., ADR	30,720	2,206,310
		7,212,335
Software — 11.7%
Avalara, Inc.(a)	9,060	1,283,893
Fortinet, Inc.(a)	12,860	2,626,398
HubSpot, Inc.(a)	5,328	2,804,926
Nice, Ltd., ADR(a)	8,760	2,113,175
Nuance Communications,
Inc.(a)	35,950	1,911,461
Paylocity Holding Corp.(a)	9,960	1,924,670
Q2 Holdings, Inc.(a)	13,240	1,377,225
Zendesk, Inc.(a)	8,140	1,189,661
		15,231,409
Specialty Retail — 4.1%
Five Below, Inc.(a)	12,760	2,568,205
National Vision Holdings,
Inc.(a)	55,590	2,802,292
		5,370,497

22	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2021 (Unaudited) (continued)

Common Stocks, continued
	Shares	Value ($)
Textiles, Apparel & Luxury Goods — 0.7%
Tapestry, Inc.(a)	18,370	879,005
TOTAL COMMON STOCKS
(COST $93,768,637)		127,071,292

Investment Company — 0.9%

Northern Institutional
Government Select
Portfolio, Institutional
Shares, 0.03%(b)	1,233,596	1,233,596
TOTAL INVESTMENT
COMPANY
(Cost $1,233,596)		1,233,596
TOTAL INVESTMENTS IN
SECURITIES
(Cost $95,002,233) —
98.4%		128,304,888
Other Assets (Liabilities) -
1.6%		2,122,630
NET ASSETS - 100%		$130,427,518
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized 7-day yield that was in effect on April 30, 2021.

ADR - American Depositary Receipt

See notes to financial statements.	HSBC FAMILY OF FUNDS	23

HSBC FAMILY OF FUNDS

Statement of Assets and Liabilities—as of April 30, 2021 (Unaudited)

HSBC
Opportunity
Portfolio
Assets:
Investment in securities, at value	$128,304,888
Dividends receivable	25,419
Receivable for investments sold	4,098,989
Prepaid expenses	89
Total Assets	132,429,385

Liabilities:
Payable for investments purchased	1,837,808
Accrued expenses and other liabilities:
Investment Management	26,495
Sub-Advisory	58,283
Administration	1,679
Accounting	5,565
Compliance Services	5,337
Custodian	5,213
Printing	1,114
Professional	57,647
Trustee	2,338
Other	388
Total Liabilities	$2,001,867

Net Assets Applicable to investors' beneficial interest	$130,427,518
Investments in securities, at cost	$95,002,233

24 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statement of Operations—as of April 30, 2021 (Unaudited)

HSBC
Opportunity
Portfolio
Investment Income:
Dividends	$296,288
Foreign tax withholding	(1,251)
Total Investment Income	295,037

Expenses:
Investment Management Fees	156,374
Sub-Advisory Fees	344,024
Administration	10,062
Accounting	27,468
Compliance Services	27,012
Custodian	16,532
Printing	413
Professional	80,498
Trustee	65,460
Other	18,259
Total Expenses	746,102

Net Investment Income/(Loss)	$(451,065)

Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment securities	30,436,495
Change in unrealized appreciation/depreciation on investment securities	6,455,924

Net realized/unrealized gains/(losses) on investments	36,892,419
Change in Net Assets Resulting from Operations	$36,441,354

See notes to financial statements.	HSBC FAMILY OF FUNDS 25

HSBC FAMILY OF FUNDS

Statement of Changes in Net Assets

	HSBC Opportunity Portfolio
	Six Months
	Ended
	April 30,
	2021	For the year ended
	(Unaudited)	October 31, 2020
Investment Activities:
Operations:
Net investment income/(loss)	$(451,065)	$(606,915)
Net realized gains/(losses) from investments	30,436,495	12,275,071
Change in unrealized appreciation/depreciation on investments	6,455,924	13,693,484
Change in net assets resulting from operations	36,441,354	25,361,640
Proceeds from contributions	2,631,777	6,752,448
Value of withdrawals	(39,931,290)	(25,360,981)
Change in net assets resulting from transactions in investors' beneficial interest	(37,299,513)	(18,608,533)
Change in net assets	(858,159)	6,753,107

Net Assets:
Beginning of period	131,285,677	124,532,570
End of period	$130,427,518	$131,285,677

26 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO
Financial Highlights

		Ratios/Supplementary Data
				Ratio of Net
			Ratio of Net	Investment
		Net Assets at	Expense to	Income to
	Total	End of Period	Average Net	Average Net	Portfolio
	Return(a)	(000's)	Assets(b)	Assets(b)	Turnover(a)
HSBC OPPORTUNITY PORTFOLIO
Six Months Ended April 30, 2021 (unaudited)	33.35%	$130,428	1.19%	(0.72)%	45%
Year Ended October 31, 2020	22.50%	131,286	1.13%	(0.49)%	94%
Year Ended October 31, 2019	9.31%	124,533	1.07%	(0.31)%	81%
Year Ended October 31, 2018	6.99%	146,185	1.04%	(0.34)%	77%
Year Ended October 31, 2017	29.79%	137,857	0.91%	(0.15)%	80%
Year Ended October 31, 2016	(3.14%)	151,228	0.89%	(0.01)%	96%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

See notes to financial statements.	HSBC FAMILY OF FUNDS 27

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2021, the Trust is composed of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the HSBC Opportunity Portfolio (the “Portfolio”).

The Portfolio operates as a master fund in a master-feeder arrangement, in which the two feeder funds invest all or part of their investable assets in the Portfolio. The Agreement and Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolio.

The Portfolio is a diversified series of the Trust. Financial statements for all other funds of the Trust are published separately.

The following represents each feeder fund’s proportionate ownership interest in the Portfolio:

Proportionate
Ownership
Interest on
April 30, 2021
Feeder Fund	(%)
Opportunity Fund	9.3
Opportunity Fund (Class I)	90.7

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolio. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust believes the risk of loss to be remote.

The Portfolio is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Portfolio records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income

28	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. The Portfolio makes an allocation of its investment income, expenses and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio on the date of such accrual or gain/loss.

Foreign Currency Translation:

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Restricted Securities and Illiquid Investments:

The Portfolio may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be classified as liquid by the Investment Adviser (as defined in Note 4) under the Portfolio’s liquidity risk management program, as approved by the Board. Therefore, not all restricted securities are considered illiquid. To the extent that the Portfolio purchases securities that are restricted as to resale or for which current market quotations are not available, such securities will be valued based upon all relevant factors as outlined in Securities and Exchange Commission Financial Reporting Release No. 1. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Portfolio. As of April 30, 2021, there were no restricted securities held by the Portfolio.

Allocations:

Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses not directly attributable to the Portfolio are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis.

Federal Income Taxes:

The Portfolio is treated as a partnership for U.S. federal income tax purposes. Accordingly, the Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, feeder funds are allocated for tax purposes their respective share of the Portfolio’s ordinary income and realized gains or losses. It is intended that the Portfolio will continue to be managed in such a way that its feeder funds will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies.

Management of the Portfolio has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

HSBC FAMILY OF FUNDS	29

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

3. Investment Valuation Summary

The valuation techniques employed by the Portfolio, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Portfolio’s investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange traded domestic equity securities are valued at the last sale price on a national securities exchange (except the Nasdaq Stock Market), or in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation. Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Investments in other mutual funds are valued at their net asset values (“NAVs”), as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations or an independent pricing service evaluation are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by the Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

As of April 30, 2021, all investments were categorized as Level 1 in the fair value hierarchy. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Portfolio. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolio’s investments pursuant to an Investment

30	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

Advisory Contract. Westfield Capital Management Company, L.P. (“Westfield”) serves as subadviser for the Portfolio and is paid for its services directly by the Portfolio.

For their services, the Investment Adviser and Westfield receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Portfolio’s average daily net assets. Currently, the Investment Adviser’s contractual fee is 0.25% and Westfield’s contractual fee is 0.55%.

Administration, Fund Accounting and Other Services:

HSBC also serves the Portfolio’s as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Portfolio (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust, however, the assets of the funds of the HSBC Funds that invest in the Portfolio are not double-counted. For the six-month period ended April 30, 2021, the effective annualized rate was 0.032%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust. For assets invested in the Portfolio by the HSBC Funds, the Portfolio pays half of the administration fee and the feeder funds pay half of the administration fee, for a combination of the total fee rate set forth above.

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $156,958 for the six-month period ended April 30, 2021, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by the Portfolio are reflected on the Statement of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for the Portfolio under the Services Agreement. For its services to the Portfolio, Citi receives an annual fee per portfolio, subject to certain minimums and reimbursement of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and

HSBC FAMILY OF FUNDS	31

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statement of Operations.

Other:

The Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser. For the six-month period ended April 30, 2021, the Portfolio did not purchase any such securities.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Portfolio invest.

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the six-month period ended April 30, 2021 were as follows:

	Purchases ($)	Sales ($)
Opportunity Portfolio	55,872,679	96,367,137

6. Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Portfolio’s performance. The Portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Market Risk: The value of the Portfolio’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Portfolio’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Portfolio and its investments.

7. Federal Income Tax Information:

As of the tax year ended October 31, 2020, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)*
Opportunity Portfolio	105,017,573	29,680,440	(3,338,047)	26,342,393
____________________

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

32	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—April 30, 2021 (Unaudited) (continued)

8. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of April 30, 2021.

HSBC FAMILY OF FUNDS	33

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in-person meeting for an initial period of up to two years and thereafter on an annual basis. In light of the current and potential effects of COVID-19, the U.S. Securities and Exchange Commission (the “SEC”) has granted temporary exemptive relief from this in-person approval requirement pursuant to an exemptive order under Section 6(c) and Section 38(a) of the 1940 Act (the “Exemptive Order”). A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with approving the renewal of the investment advisory and sub-advisory agreements for each series of the Trust (each, a “Fund”) and the conclusions the Independent Trustees and Board reached in considering the factors are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

On October 23, 2020 and December 15, 2020, the Independent Trustees met separately in executive sessions that took place via Zoom (the “Executive Sessions”) to consider the renewal of the: (i) Investment Advisory Contract and related Supplements (“Advisory Contracts”) between the Trust and HSBC Global Asset Management (USA) Inc. (“Adviser”) and (ii) Sub-Advisory Agreement (“Sub-Advisory Contract” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and the investment sub-adviser (“Sub-Adviser”) on behalf of one of the Funds. At the December 16, 2020 meeting of the Board, which took place via Zoom (the “December Meeting”), the Board, relying on the Exemptive Order, unanimously voted to approve the continuation of the Agreements.

Prior to the December Meeting and Executive Sessions, the Independent Trustees requested, received and reviewed information to help them evaluate the renewal of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Adviser provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Adviser, as available; (v) fees received or to be received by the Adviser and Sub-Adviser, including in comparison to the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison to the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and the Sub-Adviser; (viii) compliance-related matters pertaining to the Adviser and Sub-Adviser; (ix) regulatory developments, including rulemaking initiatives of the SEC; and (x) other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Adviser under their respective Agreements. In light of the COVID-19 pandemic and consequential market downturn, the Independent Trustees requested that in providing the aforementioned information, the Adviser consider whether any discussion of any issues arising as a direct or indirect result of the pandemic is warranted, specifically with respect to the pandemic’s effect on the Adviser’s personnel, operations, profitability, or any other aspect of the Adviser’s business.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the Executive Sessions. During the October 23, 2020 Executive Session and prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the December Meeting and Executive Sessions; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trust’s arrangements with the unaffiliated Sub-Adviser to the Trust, Westfield Capital Management Company, LP (“Westfield”); (iv) the fees paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operational Support Services Agreement, and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (v) regulatory considerations; (vi) the Adviser’s multi-manager function and the level of oversight services provided to the HSBC Opportunity Portfolio; (vii) the Adviser’s advisory services with respect

34	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

to the Funds that are money market funds (“Money Market Funds”); (viii) the Adviser’s profitability and direct and indirect expenses; and (ix) additional information provided by the Adviser at the request of the Independent Trustees, following the October 23, 2020 Executive Session.

In addition, the Board took into consideration its overall experience with the Adviser and the Sub-Adviser, and its experience with them during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and the Sub-Adviser. As a result of this process, at the meeting held on December 16, 2020, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations on a Fund-by-Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the assets of the HSBC Family of Funds; (iv) the Adviser’s ongoing commitment to the Funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel; (vi) the effects of the COVID-19 pandemic on the Adviser’s ability to oversee the Trust and manage the day-to-day operations of the Funds in a completely remote working environment; and (vii) the support, in terms of personnel, allocated by the Adviser to the Funds.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities with respect to the Funds’ compliance policies and procedures and investment objectives, and in overseeing the Sub-Adviser’s compliance with the same. Furthermore, the Board took into consideration the extent and amount of work being undertaken to manage the Money Market Funds in a challenging interest rate environment.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Adviser provides to the HSBC Opportunity Portfolio. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Adviser and the Sub-Adviser’s portfolio management team, its experience, and the quality of its compliance programs, among other factors.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Adviser supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Adviser.

In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including the sub-advisory fees paid to Westfield, recent performance, recent performance as compared to the competitive peers of the HSBC Opportunity Portfolio, and Westfield’s efforts to obtain best execution.

In the context of the HSBC High Yield Fund and HSBC Strategic Income Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Board also considered each Fund’s current expense ratios compared to its peers, and the current asset size of each Fund.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance and their competitiveness.

HSBC FAMILY OF FUNDS	35

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Adviser and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with each Fund. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Adviser.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Adviser, as available; the relative portions of the total advisory fees paid to the Sub-Adviser and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Adviser. In the context of the HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structure. In addition, the Board discussed the distinction between the services provided by the Adviser to the HSBC Opportunity Portfolio pursuant to the Advisory Contract and the services provided by the Sub-Adviser pursuant to the Sub-Advisory Contract. The Board also considered information on profitability where provided by the Sub-Adviser.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the HSBC Opportunity Portfolio’s Sub-Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Adviser had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Adviser with respect to the benefits they may derive from their relationships with the Funds, including the fact that Westfield has “soft dollar” arrangements with respect to HSBC Opportunity Portfolio brokerage and therefore may have access to research and other permissible services. Finally, the Board considered, based on information provided by the Adviser, changes to the Adviser’s business strategy which would directly impact the Trust during the term for which the Agreements were to be approved.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present at the Meeting (including a separate unanimous vote of the Independent Trustees present at the Meeting) approved the continuation of each Agreement.

36	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Operation and Implementation of the Liquidity Risk Management Program (Unaudited)

The HSBC Funds (the “Trust”) has implemented a liquidity risk management program (“Liquidity Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program is designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the Liquidity Program as well as the designation of the Fund Liquidity Review Group, which consists of investment, operations, risk, and compliance representatives from HSBC Global Asset Management (USA), Inc., to administer the Liquidity Program, subject to the oversight of the Board. The Fund Liquidity Review Group may engage third parties to perform certain functions under the Liquidity Program.

On March 24, 2021, the Fund Liquidity Review Group provided to the Board its annual report on the Liquidity Program (the “Annual Liquidity Report”). The Annual Liquidity Report, which covered the period from January 1, 2020 through December 31, 2020 (the “Review Period”), reviewed the operation of the Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program’s implementation. The Annual Liquidity Report addressed the key components of the Liquidity Program, including the periodic assessment of the Funds’ liquidity risk based on a number of factors (including a Fund’s investment strategy and liquidity of its portfolio investments), classification of portfolio investments into one of four liquidity categories, 15% limit on the Funds’ acquisition of illiquid investments, highly liquid investment minimum requirements, and processes related to in-kind redemptions. The Fund Liquidity Review Group also reported on the COVID-19 pandemic and its impact on liquidity risk management.

As reflected in the Annual Liquidity Report, the Fund Liquidity Review Group concluded that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies and each Fund’s investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each Fund during the Review Period.

HSBC FAMILY OF FUNDS	37

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2021 (Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning November 1, 2020 and held through the period ended April 30, 2021.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended April 30, 2021.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
			Actual		(5% return before expenses)
	Annualized	Beginning	Ending		Ending
	Expense	Account	Account	Expenses	Account	Expenses
	Ratio During	Value	Value	Paid During	Value	Paid During
	Period	11/1/20	4/30/21	Period(1)	4/30/21	Period(1)
Opportunity Portfolio	1.19%	$1,000.00	$1,335.20	$6.89	$1,018.89	$5.96
____________________

(1)	Expenses are equal to the average account value over the period multiplied by the Portfolio’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

38	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS	39

HSBC FAMILY OF FUNDS:
INVESTMENT ADVISER AND ADMINISTRATOR
HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018
SUB-ADVISER
HSBC Opportunity Portfolio
Westfield Capital Management Company, L.P.
One Financial Center
Boston, MA 02111

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE
SHAREHOLDER SERVICING AGENTS
For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients
HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757
For All Other Shareholders
HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183
TRANSFER AGENT
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
DISTRIBUTOR
Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
LEGAL COUNSEL
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-EQF-0621	06/21

Item 2. Code of Ethics.

Not applicable – only for annual reports

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable – Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds

By (Signature and Title)	/s/ Stefano R. Michelagnoli
Stefano R. Michelagnoli, President, (Principal Executive Officer)

Date	June 28, 2021

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stefano R. Michelagnoli
Stefano R. Michelagnoli, President, (Principal Executive Officer)

Date	June 28, 2021

By (Signature and Title)	/s/ Denise Lewis
Denise Lewis, Treasurer, (Principal Financial Officer)

Date	June 28, 2021